Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AerSale Corp.
(a)
...................... 314,006 $ 1,984,518
Aevex Corp. , Class A
(a) (b)
................ 8,811 184,062
AIRO Group Holdings, Inc.
(a) (b)
............ 196,814 1,454,455
Archer Aviation, Inc. , Class A
(a) (b)
........... 4,842,049 22,902,892
Astronics Corp. , Class B
(a) (b)
.............. 4,181 317,726
Beta Technologies, Inc. , Class A
(a) (b)
........ 213,854 3,582,055
Ducommun, Inc.
(a) (b)
................... 9,594 1,776,905
National Presto Industries, Inc. ............ 32,551 4,068,549
Redwire Corp.
(a) (b)
..................... 757,457 9,263,699
Swarmer, Inc.
(a) (b)
..................... 5,368 237,856
V2X, Inc.
(a)
......................... 253,037 18,866,439
Virgin Galactic Holdings, Inc.
(a) (b)
........... 851,169 2,459,878
VSE Corp. ......................... 247,971 56,661,373
123,760,407
Air Freight & Logistics — 0.2%
Hub Group, Inc. , Class A ................ 564,994 24,741,087
Radiant Logistics, Inc.
(a) (b)
............... 339,285 3,209,636
27,950,723
Automobile Components — 1.9%
Adient plc
(a)
......................... 762,934 14,022,727
Cooper-Standard Holdings, Inc.
(a)
.......... 159,848 4,323,888
Dauch Corp.
(a)
....................... 2,301,035 12,471,610
Dorman Products, Inc.
(a)
................ 192,029 26,202,357
Fox Factory Holding Corp.
(a)
.............. 419,646 7,110,902
Garrett Motion, Inc. ................... 1,633,934 59,197,429
Gentherm, Inc.
(a)
..................... 305,065 10,405,767
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 2,713,748 17,910,737
Holley, Inc.
(a) (b)
....................... 827,059 2,109,000
LCI Industries ....................... 207,301 21,949,030
Motorcar Parts of America, Inc.
(a) (b)
......... 122,717 1,880,024
Patrick Industries, Inc. ................. 176,615 15,856,495
Phinia, Inc. ......................... 160,046 13,182,989
Solid Power, Inc. , Class A
(a) (b)
............. 843,222 2,183,945
Standard Motor Products, Inc. ............ 217,784 8,487,043
Stoneridge, Inc.
(a)
..................... 292,817 2,143,420
Strattec Security Corp.
(a) (b)
............... 42,113 3,430,104
Versigent plc
(a)
....................... 680,859 28,602,887
Visteon Corp. ....................... 256,145 25,412,145
276,882,499
Automobiles — 0.1%
Harley-Davidson, Inc. .................. 404,030 9,882,574
Winnebago Industries, Inc. .............. 269,185 8,409,339
18,291,913
Banks — 19.1%
1st Source Corp. ..................... 167,994 13,704,951
ACNB Corp. ........................ 101,447 6,023,923
Amalgamated Financial Corp. ............ 159,905 7,339,639
Amerant Bancorp, Inc. , Class A ........... 332,911 8,495,889
Ameris Bancorp ...................... 567,501 51,222,640
Ames National Corp. .................. 88,370 2,616,636
Arrow Financial Corp. .................. 159,066 6,520,115
Associated Banc-Corp. ................. 1,371,135 42,189,824
Atlantic Union Bankshares Corp. .......... 1,236,915 52,333,874
Avidbank Holdings, Inc.
(a) (b)
.............. 85,817 2,834,536
Avidia Bancorp, Inc. ................... 171,220 3,593,908
Axos Financial, Inc.
(a) (b)
................. 413,446 40,265,506
Banc of California, Inc. ................. 1,207,146 24,661,993
BancFirst Corp. ...................... 192,045 21,341,961
Bank First Corp. ..................... 82,227 12,198,375
Bank of Hawaii Corp. .................. 75,669 6,166,267
Bank of Marin Bancorp ................. 162,372 4,497,704
Security
Shares
Shares Value
Banks (continued)
Bank of NT Butterfield & Son Ltd. (The) ...... 292,823 $ 17,422,969
Bank7 Corp. ........................ 48,788 2,388,173
BankUnited, Inc. ..................... 637,417 30,882,854
Bankwell Financial Group, Inc. ............ 54,966 3,229,252
Banner Corp. ....................... 294,247 19,549,771
Bar Harbor Bankshares ................ 171,920 6,491,699
BayCom Corp. ...................... 107,989 3,552,838
BCB Bancorp, Inc. .................... 147,902 1,585,509
Beacon Financial Corp. ................. 637,935 19,425,121
Blue Ridge Bankshares, Inc. ............. 702,970 2,481,484
Bridgewater Bancshares, Inc.
(a) (b)
.......... 107,692 2,265,840
Burke & Herbert Financial Services Corp. .... 143,617 10,320,318
Business First Bancshares, Inc. ........... 314,437 9,662,649
BV Financial, Inc.
(a)
................... 71,125 1,506,427
Byline Bancorp, Inc. ................... 306,175 11,530,550
C&F Financial Corp. ................... 29,698 2,375,840
California Bancorp
(b)
................... 251,329 5,237,696
Camden National Corp. ................ 168,107 9,114,762
Capital Bancorp, Inc. .................. 112,272 3,942,993
Capital City Bank Group, Inc. ............. 139,581 6,898,093
Capitol Federal Financial, Inc. ............ 1,173,160 9,983,592
Carter Bankshares, Inc. ................ 165,142 5,616,479
Cathay General Bancorp ................ 565,291 35,042,389
CB Financial Services, Inc. .............. 48,181 1,826,060
Central Pacific Financial Corp. ............ 224,453 8,574,105
CF Bankshares, Inc. ................... 53,889 1,765,943
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 21,312 896,170
Chemung Financial Corp. ............... 37,940 2,829,565
ChoiceOne Financial Services, Inc. ......... 147,474 5,014,116
Citizens & Northern Corp. ............... 187,512 4,370,905
Citizens Community Bancorp, Inc. ......... 96,597 2,259,404
Citizens Financial Services, Inc. ........... 43,352 3,140,419
City Holding Co. ..................... 44,681 5,926,488
Civista Bancshares, Inc. ................ 208,871 5,894,340
CNB Financial Corp. ................... 289,490 9,758,708
CoastalSouth Bancshares, Inc. ........... 76,560 2,055,636
Colony Bankcorp, Inc. ................. 218,239 4,384,422
Columbia Financial, Inc.
(a) (b)
.............. 247,845 5,259,271
Commercial Bancgroup, Inc. ............. 91,125 2,942,426
Community Bancorp ................... 38,212 1,494,089
Community Financial System, Inc. ......... 355,404 23,854,716
Community Trust Bancorp, Inc. ........... 159,461 11,538,598
Community West Bancshares ............ 203,035 5,453,520
ConnectOne Bancorp, Inc. .............. 354,269 11,846,755
Customers Bancorp, Inc.
(a)
............... 269,555 21,321,801
CVB Financial Corp. ................... 1,462,917 32,988,778
Dime Commercial Bancshares, Inc. ........ 310,769 12,632,760
Eagle Bancorp Montana, Inc. ............. 80,530 1,927,083
Eagle Bancorp, Inc.
(b)
.................. 270,761 7,686,905
Eagle Financial Services, Inc. ............ 48,891 2,027,021
Eastern Bankshares, Inc. ............... 1,889,714 42,027,239
ECB Bancorp, Inc.
(a)
................... 70,060 1,406,805
Enterprise Financial Services Corp. ........ 351,284 23,142,590
Equity Bancshares, Inc. , Class A .......... 147,253 7,213,924
Farmers & Merchants Bancorp, Inc. ........ 145,192 4,439,971
Farmers National Banc Corp. ............. 597,372 8,721,631
FB Bancorp, Inc.
(a) (b)
................... 162,732 2,450,744
FB Financial Corp. .................... 422,198 23,368,659
Fidelity D&D Bancorp, Inc. ............... 48,705 2,504,411
Financial Institutions, Inc. ............... 195,294 7,610,607
Finwise Bancorp
(a) (b)
................... 33,047 479,181
First Bancorp ....................... 380,390 24,318,333
First BanCorp ....................... 973,509 25,379,380
First Bancorp, Inc. (The) ................ 108,814 3,788,903
First Bank
(b)
......................... 224,735 3,984,552

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Busey Corp. ..................... 781,155 $ 23,044,072
First Business Financial Services, Inc. ....... 76,169 4,811,596
First Capital, Inc. ..................... 29,709 1,920,390
First Commonwealth Financial Corp. ........ 958,961 19,495,677
First Community Bankshares, Inc. ......... 161,868 7,190,177
First Community Corp. ................. 90,790 2,967,017
First Financial Bancorp ................. 910,180 30,791,389
First Financial Bankshares, Inc. ........... 678,984 23,492,846
First Financial Corp. ................... 115,268 8,926,354
First Guaranty Bancshares, Inc.
(b)
.......... 53,341 537,144
First Internet Bancorp .................. 72,975 2,028,705
First Interstate BancSystem, Inc. , Class A .... 853,385 32,906,526
First Merchants Corp. .................. 607,710 26,550,850
First Mid Bancshares, Inc. ............... 242,269 11,650,716
First National Corp. ................... 80,760 2,424,415
First Northern Community Bancorp
(a) (b)
....... 138,810 2,490,251
First United Corp. .................... 59,865 2,640,645
First Western Financial, Inc.
(a)
............ 82,256 2,641,240
Firstsun Capital Bancorp
(a) (b)
.............. 239,893 9,303,051
Five Star Bancorp .................... 53,687 2,614,020
Flagstar Bank NA ..................... 2,920,348 43,629,999
Franklin Financial Services Corp. .......... 40,663 2,545,504
FS Bancorp, Inc. ..................... 72,370 3,140,858
Fulton Financial Corp. .................. 1,673,457 40,480,925
FVCBankcorp, Inc. .................... 158,907 2,780,872
German American Bancorp, Inc. ........... 358,633 17,020,722
Glacier Bancorp, Inc. .................. 978,792 50,486,091
Great Southern Bancorp, Inc. ............. 81,147 6,362,736
Greene County Bancorp, Inc. ............. 59,162 1,987,252
Hancock Whitney Corp. ................ 777,283 58,078,586
Hanmi Financial Corp. ................. 256,834 8,321,422
Hanover Bancorp, Inc. ................. 52,514 1,224,626
Hawthorn Bancshares, Inc. .............. 52,922 2,079,835
HBT Financial, Inc. .................... 168,363 5,385,932
Heritage Financial Corp. ................ 356,655 10,564,121
Hilltop Holdings, Inc. ................... 388,603 15,070,024
Hingham Institution for Savings (The)
(b)
...... 14,548 4,468,418
Home Bancorp, Inc. ................... 72,097 4,940,086
Home BancShares, Inc. ................ 1,773,869 50,643,960
HomeTrust Bancshares, Inc. ............. 152,603 7,613,364
Hope Bancorp, Inc. ................... 1,165,345 15,941,920
Horizon Bancorp, Inc. .................. 509,865 10,187,103
Independent Bank Corp. ................ 619,789 42,982,759
International Bancshares Corp. ........... 469,959 35,693,386
Investar Holding Corp. ................. 127,717 3,826,401
Isabella Bank Corp.
(b)
.................. 66,146 2,612,767
John Marshall Bancorp, Inc. ............. 135,524 2,954,423
Kearny Financial Corp. ................. 614,311 5,811,382
Lakeland Financial Corp. ................ 95,541 5,896,791
Landmark Bancorp, Inc. ................ 53,651 1,647,622
LCNB Corp. ........................ 151,267 2,660,787
Live Oak Bancshares, Inc. ............... 189,598 7,743,182
MainStreet Bancshares, Inc. ............. 67,821 1,674,500
Mechanics Bancorp , Class A ............. 390,683 6,211,860
Mercantile Bank Corp. ................. 171,624 9,854,650
Meridian Corp. ...................... 94,277 1,888,368
Metrocity Bankshares, Inc. .............. 90,938 3,263,765
Metropolitan Bank Holding Corp. .......... 80,163 7,916,898
Mid Penn Bancorp, Inc. ................. 216,035 7,526,659
Midland States Bancorp, Inc. ............. 185,048 5,762,395
MVB Financial Corp. .................. 123,913 3,594,716
National Bank Holdings Corp. , Class A ...... 373,389 16,589,673
National Bankshares, Inc. ............... 67,823 2,464,010
NB Bancorp, Inc. ..................... 392,273 8,288,728
NBT Bancorp, Inc. .................... 479,547 23,675,235
Security
Shares
Shares Value
Banks (continued)
Nicolet Bankshares, Inc. ................ 126,992 $ 21,003,207
Northeast Bank
(b)
..................... 25,949 3,439,021
Northeast Community Bancorp, Inc. ........ 134,987 3,744,539
Northfield Bancorp, Inc. ................ 336,617 4,958,368
Northpointe Bancshares, Inc. ............. 205,805 3,947,340
Northrim Bancorp, Inc. ................. 197,038 5,465,834
Northwest Bancshares, Inc. .............. 1,277,119 19,361,124
Norwood Financial Corp. ................ 110,566 3,554,697
Oak Valley Bancorp ................... 78,397 2,645,507
OceanFirst Financial Corp. .............. 661,044 12,910,189
OFG Bancorp ....................... 373,167 18,311,305
Ohio Valley Banc Corp. ................. 34,586 1,502,070
Old National Bancorp .................. 2,879,388 74,576,149
Old Second Bancorp, Inc. ............... 464,484 10,831,767
OP Bancorp ........................ 134,504 2,016,215
Orange County Bancorp, Inc. ............. 74,507 2,740,367
Origin Bancorp, Inc. ................... 273,918 14,010,906
Orrstown Financial Services, Inc. .......... 191,577 7,822,089
Park National Corp. ................... 156,982 28,726,136
Parke Bancorp, Inc. ................... 103,156 3,420,653
Pathward Financial, Inc. ................ 26,381 2,296,730
PCB Bancorp ....................... 99,718 2,829,000
Peapack-Gladstone Financial Corp.
(b)
....... 84,748 4,011,123
Peoples Bancorp of North Carolina, Inc. ..... 45,560 1,963,180
Peoples Bancorp, Inc. ................. 345,122 13,256,136
Peoples Financial Services Corp. .......... 86,550 5,744,323
Pioneer Bancorp, Inc.
(a) (b)
................ 108,842 1,857,933
Plumas Bancorp ..................... 66,934 3,911,623
Ponce Financial Group, Inc.
(a)
............ 193,314 3,854,681
Preferred Bank ...................... 82,174 8,731,809
Primis Financial Corp. .................. 158,807 2,599,671
Princeton Bancorp, Inc. ................. 51,310 1,947,214
Provident Financial Services, Inc. .......... 1,099,942 26,002,629
QCR Holdings, Inc. ................... 160,931 15,666,633
RBB Bancorp ....................... 164,553 4,511,220
Red River Bancshares, Inc. .............. 50,522 4,611,648
Renasant Corp. ...................... 817,276 34,766,921
Republic Bancorp, Inc. , Class A ........... 85,547 7,736,015
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 41,128 711,926
Richmond Mutual Bancorp, Inc. ........... 90,965 1,444,524
S&T Bancorp, Inc. .................... 319,723 15,692,005
Seacoast Banking Corp. of Florida ......... 846,293 28,139,242
ServisFirst Bancshares, Inc. ............. 27,679 2,401,153
Shore Bancshares, Inc. ................. 311,456 7,147,915
Sierra Bancorp ...................... 122,050 4,974,758
Simmons First National Corp. , Class A ...... 1,261,674 28,576,916
SmartFinancial, Inc. ................... 127,863 5,999,332
South Plains Financial, Inc. .............. 156,185 6,729,231
Southern First Bancshares, Inc.
(a) (b)
......... 88,323 5,396,535
Southern Missouri Bancorp, Inc. ........... 89,323 6,807,306
Southside Bancshares, Inc. .............. 249,383 8,775,788
SR Bancorp, Inc.
(b)
.................... 71,651 1,410,092
Stellar Bancorp, Inc. ................... 453,948 17,849,235
Sterling Bancorp, Inc.
(a) (b) (c)
............... 207,134 2
Stock Yards Bancorp, Inc. ............... 209,625 16,030,024
Texas Capital Bancshares, Inc. ........... 351,503 36,296,200
Third Coast Bancshares, Inc.
(a) (b)
........... 151,176 6,107,510
Timberland Bancorp, Inc. ............... 74,644 3,344,798
Tompkins Financial Corp. ............... 129,834 12,271,910
Towne Bank ........................ 841,724 30,504,078
TriCo Bancshares .................... 288,517 15,536,640
Triumph Financial, Inc.
(a)
................ 110,831 8,457,514
TrustCo Bank Corp. ................... 152,216 8,358,181
Trustmark Corp. ..................... 524,797 24,145,910
UMB Financial Corp. .................. 630,952 90,074,708

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
United Bankshares, Inc. ................ 1,209,031 $ 55,409,891
United Community Banks, Inc. ............ 1,038,689 36,447,597
Unity Bancorp, Inc. .................... 37,884 2,223,412
Univest Financial Corp. ................. 271,647 11,884,556
USCB Financial Holdings, Inc. , Class A ...... 91,139 1,864,704
Valley National Bancorp ................ 3,396,852 49,763,882
Virginia National Bankshares Corp. ......... 52,316 2,321,784
WaFd, Inc. ......................... 645,048 24,750,492
Washington Trust Bancorp, Inc. ........... 191,048 6,969,431
WesBanco, Inc. ...................... 813,426 31,748,017
West Bancorp, Inc. .................... 138,494 3,674,246
Westamerica Bancorp ................. 205,384 12,049,879
Western New England Bancorp, Inc. ........ 182,926 2,615,842
WSFS Financial Corp. ................. 462,957 35,522,691
2,760,660,196
Beverages — 0.0%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
...... 21,393 3,787,203
MGP Ingredients, Inc. .................. 127,378 2,231,662
National Beverage Corp.
(a)
............... 21,773 679,318
6,698,183
Biotechnology — 5.1%
(a)
4D Molecular Therapeutics, Inc.
(b)
.......... 409,832 5,450,766
Abeona Therapeutics, Inc.
(b)
.............. 406,752 2,513,727
Absci Corp.
(b)
....................... 202,712 2,349,432
Acumen Pharmaceuticals, Inc.
(b)
........... 427,139 1,140,461
ADC Therapeutics SA .................. 714,774 764,808
Agenus, Inc.
(b)
....................... 245,612 751,573
Agios Pharmaceuticals, Inc.
(b)
............ 516,746 19,176,444
Akebia Therapeutics, Inc.
(b)
.............. 338,633 386,042
Aktis Oncology, Inc.
(b)
.................. 59,411 1,914,817
Alector, Inc. ........................ 160,159 321,920
Alkermes plc ........................ 314,957 16,502,172
Allogene Therapeutics, Inc. .............. 2,462,775 5,122,572
Altimmune, Inc. ...................... 1,856,868 5,644,879
Anavex Life Sciences Corp. .............. 732,402 1,896,921
Anika Therapeutics, Inc. ................ 104,196 1,524,387
Arcturus Therapeutics Holdings, Inc.
(b)
....... 252,348 1,695,779
Arcus Biosciences, Inc. ................. 175,090 5,398,025
Artiva Biotherapeutics, Inc.
(b)
............. 20,681 200,606
Assembly Biosciences, Inc. .............. 88,659 2,436,349
Atrium Therapeutics, Inc.
(b)
.............. 40,811 548,908
Aura Biosciences, Inc.
(b)
................ 39,462 280,180
Avalo Therapeutics, Inc. ................ 189,818 3,507,837
Beam Therapeutics, Inc. ................ 93,530 3,209,950
Benitec Biopharma, Inc. ................ 187,045 2,502,662
Bicara Therapeutics, Inc.
(b)
.............. 49,540 1,470,843
Black Diamond Therapeutics, Inc.
(b)
........ 462,460 855,551
C4 Therapeutics, Inc.
(b)
................. 925,513 4,322,146
Cabaletta Bio, Inc. .................... 519,978 1,617,132
Candel Therapeutics, Inc.
(b)
.............. 32,447 334,204
Canton Strategic Holdings, Inc.
(b)
.......... 409,193 1,153,924
Caribou Biosciences, Inc. ............... 875,041 1,540,072
Cartesian Therapeutics, Inc.
(b)
............ 94,223 981,804
Celldex Therapeutics, Inc.
(b)
.............. 137,433 5,113,882
Century Therapeutics, Inc. ............... 1,099,347 2,693,400
Climb Bio, Inc.
(b)
...................... 183,573 2,393,792
Coherus Oncology, Inc.
(b)
............... 736,454 1,031,036
Compass Therapeutics, Inc.
(b)
............ 1,204,348 2,637,522
Corbus Pharmaceuticals Holdings, Inc. ...... 156,102 1,464,237
CRISPR Therapeutics AG
(b)
.............. 754,539 41,152,557
Cullinan Therapeutics, Inc.
(b)
............. 558,713 10,174,164
Cytokinetics, Inc. ..................... 1,098,894 93,614,780
CytomX Therapeutics, Inc.
(b)
............. 754,014 2,827,552
Security
Shares
Shares Value
Biotechnology (continued)
Damora Therapeutics, Inc.
(b)
............. 153,288 $ 3,987,021
Denali Therapeutics, Inc. ................ 1,295,397 33,317,611
Dyne Therapeutics, Inc.
(b)
............... 827,995 18,389,769
Editas Medicine, Inc.
(b)
................. 120,487 390,378
Eikon Therapeutics, Inc.
(b)
............... 63,525 829,001
Emergent BioSolutions, Inc.
(b)
............ 498,933 4,181,059
Enanta Pharmaceuticals, Inc.
(b)
........... 136,481 1,989,893
Entrada Therapeutics, Inc.
(b)
............. 269,168 1,981,076
First Tracks Biotherapeutics, Inc. .......... 64,779 1,303,353
Galectin Therapeutics, Inc.
(b)
............. 112,214 520,673
Generate Biomedicines, Inc. ............. 65,637 1,107,296
GRAIL, Inc.
(b)
....................... 383,893 26,208,375
Gyre Therapeutics, Inc.
(b)
............... 41,365 272,595
Heron Therapeutics, Inc.
(b)
............... 506,927 216,356
Hyperliquid Strategies, Inc. .............. 1,173,755 9,237,452
Ideaya Biosciences, Inc.
(b)
............... 700,041 26,090,528
Immuneering Corp. , Class A
(b)
............ 493,237 2,461,253
Inhibikase Therapeutics, Inc.
(b)
............ 1,099,534 2,232,054
Inhibrx Biosciences, Inc.
(b)
............... 15,046 1,425,608
Intellia Therapeutics, Inc.
(b)
.............. 1,255,953 21,250,725
Invivyd, Inc.
(b)
....................... 2,011,975 1,755,247
Iovance Biotherapeutics, Inc.
(b)
............ 3,697,770 15,382,723
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 55,308 232,847
Janux Therapeutics, Inc.
(b)
............... 402,636 6,184,489
Kailera Therapeutics, Inc. ............... 135,658 2,988,546
Karyopharm Therapeutics, Inc.
(b)
.......... 152,486 1,489,788
Keros Therapeutics, Inc.
(b)
............... 173,348 1,854,824
Korro Bio, Inc.
(b)
...................... 78,385 1,033,114
Kymera Therapeutics, Inc. ............... 100,294 11,500,713
Kyverna Therapeutics, Inc. .............. 349,676 3,115,613
Lexeo Therapeutics, Inc. ................ 660,763 3,075,852
Lyell Immunopharma, Inc. ............... 89,062 1,251,321
MacroGenics, Inc. .................... 55,487 256,350
MapLight Therapeutics, Inc.
(b)
............. 11,143 399,365
MeiraGTx Holdings plc
(b)
................ 113,571 1,534,344
MiMedx Group, Inc. ................... 1,110,826 4,276,680
Minerva Neurosciences, Inc. ............. 92,118 511,255
Monopar Therapeutics, Inc. .............. 31,535 2,919,826
Myriad Genetics, Inc. .................. 853,947 4,876,037
Neurogene, Inc.
(b)
..................... 104,447 3,284,858
Nkarta, Inc.
(b)
........................ 451,744 1,278,436
Novavax, Inc.
(b)
...................... 1,424,231 13,416,256
Nurix Therapeutics, Inc. ................ 204,315 4,956,682
Ocugen, Inc.
(b)
....................... 989,881 1,514,518
Olema Pharmaceuticals, Inc.
(b)
............ 608,499 7,612,322
OnKure Therapeutics, Inc. , Class A
(b)
....... 201,683 919,674
Organogenesis Holdings, Inc. , Class A ...... 624,880 1,518,458
ORIC Pharmaceuticals, Inc.
(b)
............ 479,966 5,198,032
Ovid therapeutics, Inc.
(b)
................ 1,205,842 3,243,715
Palisade Bio, Inc.
(b)
.................... 1,109,965 2,319,827
Perspective Therapeutics, Inc.
(b)
........... 971,174 3,311,703
Precision BioSciences, Inc.
(b)
............. 175,681 1,380,853
Prime Medicine, Inc.
(b)
.................. 129,307 477,143
ProKidney Corp.
(b)
.................... 206,510 421,280
Protara Therapeutics, Inc. ............... 472,106 1,803,445
Prothena Corp. plc
(b)
................... 169,543 1,659,826
PTC Therapeutics, Inc.
(b)
................ 112,655 9,189,268
Puma Biotechnology, Inc.
(b)
.............. 334,007 2,708,797
Recursion Pharmaceuticals, Inc. , Class A ..... 4,336,373 15,914,489
REGENXBIO, Inc.
(b)
................... 72,981 874,312
Relay Therapeutics, Inc.
(b)
............... 314,486 5,884,033
Replimune Group, Inc.
(b)
................ 732,433 8,108,033
Rezolute, Inc.
(b)
...................... 632,615 3,289,598
Rigel Pharmaceuticals, Inc.
(b)
............. 171,289 6,700,826
Rocket Pharmaceuticals, Inc.
(b)
............ 839,122 2,869,797

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
SAB Biotherapeutics, Inc. ............... 382,211 $ 1,490,623
Sagimet Biosciences, Inc. , Class A
(b)
........ 117,915 911,483
Sarepta Therapeutics, Inc.
(b)
............. 902,514 16,218,177
Scholar Rock Holding Corp. .............. 59,182 3,255,010
Shattuck Labs, Inc. ................... 57,632 399,966
Solid Biosciences, Inc.
(b)
................ 371,263 3,708,917
Spruce Biosciences, Inc.
(b)
............... 17,176 927,504
Sutro Biopharma, Inc. .................. 110,061 3,654,025
Tectonic Therapeutic, Inc.
(b)
.............. 77,534 2,665,231
Tenax Therapeutics, Inc.
(b)
............... 227,195 3,305,687
Tonix Pharmaceuticals Holding Corp.
(b)
...... 144,821 1,847,916
Ultragenyx Pharmaceutical, Inc.
(b)
.......... 493,218 16,468,549
Unicycive Therapeutics, Inc.
(b)
............ 23,479 110,116
Upstream Bio, Inc.
(b)
................... 335,939 2,324,698
UroGen Pharma Ltd.
(b)
................. 51,928 1,910,950
Vanda Pharmaceuticals, Inc.
(b)
............ 512,948 3,139,242
Vaxcyte, Inc.
(b)
....................... 397,042 23,080,051
Veracyte, Inc. ....................... 167,024 9,809,320
Vir Biotechnology, Inc.
(b)
................ 1,143,104 11,648,230
Viridian Therapeutics, Inc.
(b)
.............. 750,309 13,783,176
Vor BioPharma, Inc. ................... 111,238 2,047,892
Voyager Therapeutics, Inc. .............. 486,639 1,703,236
Whitehawk Therapeutics, Inc. ............ 279,777 1,281,379
X4 Pharmaceuticals, Inc.
(b)
.............. 753,027 3,516,636
Xencor, Inc.
(b)
....................... 643,328 10,357,581
XOMA Royalty Corp. .................. 21,245 902,912
Zentalis Pharmaceuticals, Inc. ............ 450,743 2,186,104
735,161,617
Broadline Retail — 0.2%
1stdibs.com, Inc.
(a) (b)
................... 207,773 1,018,088
Groupon, Inc. , Class A
(a) (b)
............... 222,837 5,361,458
Kohl's Corp. ........................ 1,023,031 18,128,109
24,507,655
Building Products — 1.1%
Apogee Enterprises, Inc. ................ 199,262 9,114,244
Gibraltar Industries, Inc.
(a)
............... 282,668 12,748,327
Griffon Corp. ........................ 92,415 9,013,235
Insteel Industries, Inc. .................. 173,887 5,251,387
Janus International Group, Inc.
(a)
.......... 1,252,638 6,952,141
Masterbrand, Inc.
(a) (b)
.................. 1,898,604 19,536,635
Quanex Building Products Corp. ........... 432,761 8,058,010
Resideo Technologies, Inc.
(a)
............. 1,056,255 32,849,530
Tecnoglass, Inc. ...................... 29,470 1,379,491
UFP Industries, Inc. ................... 537,614 48,783,094
153,686,094
Capital Markets — 0.9%
AlTi Global, Inc. , Class A
(a) (b)
............. 387,566 1,399,113
Artisan Partners Asset Management, Inc. , Class
A ............................. 256,158 8,845,136
Bakkt, Inc. , Class A
(a) (b)
................. 238,967 1,866,332
BRC Group Holdings, Inc.
(a) (b)
............. 226,979 1,824,911
Cohen & Steers, Inc. .................. 24,694 1,880,201
DigitalBridge Group, Inc. , Class A .......... 1,679,540 26,503,141
Donnelley Financial Solutions, Inc.
(a)
........ 48,570 2,037,511
GCM Grosvenor, Inc. , Class A ............ 66,732 820,804
Gemini Space Station, Inc. , Class A
(a) (b)
...... 375,294 1,598,752
Innventure, Inc.
(a) (b)
.................... 546,453 2,770,517
Marex Group plc ..................... 152,342 9,285,245
MarketWise, Inc. , Class A ............... 19,146 341,565
Open Lending Corp.
(a) (b)
................. 648,860 2,017,955
PJT Partners, Inc. , Class A .............. 106,521 16,078,280
Silvercrest Asset Management Group, Inc. , Class
A ............................. 112,727 1,139,670
Security
Shares
Shares Value
Capital Markets (continued)
StepStone Group, Inc. , Class A ........... 405,896 $ 16,787,859
Victory Capital Holdings, Inc. , Class A ....... 280,186 23,552,435
Virtus Investment Partners, Inc. ........... 63,513 9,114,115
Wealthfront Corp.
(a) (b)
.................. 103,918 929,027
Webull Corp.
(a)
....................... 251,823 1,641,886
Westwood Holdings Group, Inc. ........... 76,538 1,466,468
131,900,923
Chemicals — 2.0%
AdvanSix, Inc. ....................... 245,130 4,873,184
Alto Ingredients, Inc.
(a) (b)
................ 667,697 3,805,873
Ashland, Inc. ........................ 431,024 28,400,171
ASP Isotopes, Inc.
(a)
................... 165,250 1,027,855
Aspen Aerogels, Inc.
(a)
................. 621,530 3,940,500
Avient Corp. ........................ 871,372 32,205,909
Balchem Corp. ...................... 15,869 2,681,068
Cabot Corp. ........................ 485,914 44,130,709
Core Molding Technologies, Inc.
(a) (b)
......... 77,210 1,822,156
Ecovyst, Inc.
(a)
....................... 224,869 2,799,619
Flotek Industries, Inc.
(a) (b)
................ 4,012 94,362
FMC Corp. ......................... 1,182,028 13,593,322
HB Fuller Co. ....................... 518,331 30,213,514
Huntsman Corp. ..................... 1,579,188 16,770,977
Innospec, Inc. ....................... 234,556 19,090,513
Intrepid Potash, Inc.
(a)
.................. 102,053 3,345,297
Koppers Holdings, Inc. ................. 169,943 7,630,441
Kronos Worldwide, Inc. ................. 199,528 1,263,012
LSB Industries, Inc.
(a)
.................. 556,835 6,019,386
Mativ Holdings, Inc. ................... 510,552 3,864,879
Minerals Technologies, Inc. .............. 292,316 21,622,615
Orion SA .......................... 508,722 3,372,827
Quaker Chemical Corp. ................ 128,727 20,450,859
Rayonier Advanced Materials, Inc.
(a) (b)
....... 578,007 4,543,135
Stepan Co. ......................... 202,234 11,268,478
Trinseo plc
(b)
........................ 284,806 456
Tronox Holdings plc ................... 1,118,674 7,047,646
Valhi, Inc. .......................... 23,927 351,009
296,229,772
Commercial Services & Supplies — 2.0%
ABM Industries, Inc. ................... 556,915 24,637,920
ACCO Brands Corp. ................... 867,700 3,609,632
ACV Auctions, Inc. , Class A
(a)
............. 563,892 4,054,383
BrightView Holdings, Inc.
(a) (b)
............. 665,686 9,432,771
Cimpress plc
(a) (b)
..................... 12,126 1,233,214
Civeo Corp.
(a)
....................... 96,751 3,386,285
CompX International, Inc. , Class A ......... 14,894 370,861
CoreCivic, Inc.
(a)
..................... 911,768 27,699,512
Deluxe Corp. ........................ 416,143 9,937,495
Ennis, Inc. ......................... 221,648 4,710,020
Enviri Corp.
(a) (b)
...................... 250,697 5,502,792
GEO Group, Inc. (The)
(a)
................ 1,192,138 35,227,678
Healthcare Services Group, Inc.
(a) (b)
......... 318,859 7,831,177
HNI Corp. .......................... 674,316 27,249,109
Interface, Inc. , Class A
(b)
................ 480,612 17,225,134
MillerKnoll, Inc. ...................... 646,415 13,225,651
Mobile Infrastructure Corp. , Class A
(a)
....... 7,650 10,557
NLI Holdings, Inc. .................... 69,594 414,084
Onterris, Inc.
(a) (b)
...................... 313,075 6,327,246
OPENLANE, Inc.
(a) (b)
................... 599,082 24,706,142
Perma-Fix Environmental Services, Inc.
(a) (b)
... 23,362 333,843
Pitney Bowes, Inc. .................... 551,090 9,655,097
Quad/Graphics, Inc. , Class A ............. 80,113 675,352
UniFirst Corp. ....................... 137,866 36,460,042
Vestis Corp.
(a)
....................... 855,863 12,427,131

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Virco Mfg. Corp. ..................... 6,582 $ 40,413
286,383,541
Communications Equipment — 1.3%
(a)
Aviat Networks, Inc.
(b)
.................. 110,730 2,458,206
Clearfield, Inc.
(b)
...................... 107,842 4,291,033
Digi International, Inc.
(b)
................. 41,472 3,108,326
Inseego Corp.
(b)
...................... 34,966 361,199
KVH Industries, Inc. ................... 113,387 1,123,665
NETGEAR, Inc. ...................... 261,882 6,114,945
NetScout Systems, Inc. ................. 667,953 29,089,353
Ribbon Communications, Inc.
(b)
........... 882,150 2,064,231
Viasat, Inc.
(b)
........................ 1,184,350 106,366,474
Vistance Networks, Inc. ................. 2,070,928 26,466,460
181,443,892
Construction & Engineering — 0.8%
Ameresco, Inc. , Class A
(a) (b)
.............. 306,916 8,470,882
Arcosa, Inc. ........................ 321,758 46,748,220
Concrete Pumping Holdings, Inc.
(a)
......... 190,211 2,292,042
Fluor Corp.
(a)
........................ 932,942 48,876,831
Granite Construction, Inc. ............... 43,395 6,859,881
Matrix Service Co.
(a) (b)
.................. 198,074 2,713,614
NWPX Infrastructure, Inc.
(a)
.............. 11,856 1,777,689
Southland Holdings, Inc.
(a)
............... 2,347 1,558
117,740,717
Construction Materials — 0.0%
Titan America SA ..................... 27,261 508,690
Consumer Finance — 1.0%
Bread Financial Holdings, Inc. ............ 336,728 36,484,479
Consumer Portfolio Services, Inc.
(a) (b)
........ 91,099 874,095
Encore Capital Group, Inc.
(a) (b)
............ 198,235 18,493,343
Green Dot Corp. , Class A
(a)
.............. 522,810 7,063,163
Happen, Inc.
(a)
....................... 824,417 17,098,409
Jefferson Capital, Inc. .................. 85,762 1,669,786
LendingTree, Inc.
(a)
.................... 68,132 3,017,566
Medallion Financial Corp. ............... 186,236 1,901,470
Navient Corp. ....................... 663,086 5,642,862
Nelnet, Inc. , Class A ................... 143,374 19,116,055
Oportun Financial Corp.
(a) (b)
.............. 385,192 2,199,446
PRA Group, Inc.
(a)
.................... 363,048 6,894,282
PROG Holdings, Inc. .................. 206,804 9,639,134
Regional Management Corp. ............. 75,108 3,094,450
World Acceptance Corp.
(a)
............... 23,110 5,172,711
138,361,251
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 247,217 16,909,643
Grocery Outlet Holding Corp.
(a) (b)
........... 887,485 8,857,100
HF Foods Group, Inc.
(a)
................. 6,633 9,353
Ingles Markets, Inc. , Class A ............. 138,011 12,225,014
Natural Grocers by Vitamin Cottage, Inc. ..... 74,615 2,314,557
United Natural Foods, Inc.
(a)
.............. 502,382 22,943,786
Village Super Market, Inc. , Class A ......... 87,064 3,672,360
Weis Markets, Inc. .................... 115,475 9,042,847
Yesway, Inc. , Class A
(a) (b)
................ 135,921 2,759,196
78,733,856
Containers & Packaging — 0.5%
Ardagh Metal Packaging SA ............. 974,805 4,620,576
Greif, Inc. , Class A, NVS ................ 231,485 17,243,317
Greif, Inc. , Class B .................... 43,929 4,109,119
Myers Industries, Inc. .................. 302,850 10,693,634
O-I Glass, Inc.
(a)
...................... 1,454,576 14,007,567
Ranpak Holdings Corp. , Class A
(a) (b)
........ 444,548 3,249,646
Security
Shares
Shares Value
Containers & Packaging (continued)
TriMas Corp. ........................ 255,410 $ 11,501,112
65,424,971
Distributors — 0.1%
Gold.com, Inc. ....................... 144,478 6,011,730
Weyco Group, Inc. .................... 56,113 2,206,924
8,218,654
Diversified Consumer Services — 0.7%
Carriage Services, Inc. , Class A ........... 23,737 910,077
Coursera, Inc.
(a) (b)
..................... 1,821,411 10,272,758
Graham Holdings Co. , Class B ............ 30,017 34,262,004
KinderCare Learning Cos., Inc.
(a)
.......... 266,016 1,130,568
Matthews International Corp. , Class A ....... 284,381 7,655,536
Perdoceo Education Corp. ............... 554,325 17,738,400
Strategic Education, Inc. ................ 213,508 16,358,983
Stride, Inc.
(a) (b)
....................... 129,784 11,192,572
99,520,898
Diversified REITs — 1.0%
AH Realty Trust, Inc. .................. 745,050 5,274,954
Alpine Income Property Trust, Inc. ......... 144,587 3,001,626
American Assets Trust, Inc. .............. 472,529 11,666,741
Broadstone Net Lease, Inc. .............. 1,836,743 37,965,478
CTO Realty Growth, Inc. ................ 296,463 6,376,919
Essential Properties Realty Trust, Inc. ....... 2,056,064 61,373,510
Gladstone Commercial Corp. ............. 339,233 4,172,566
Global Net Lease, Inc. ................. 1,830,263 16,362,551
Modiv Industrial, Inc. , Class C ............ 85,190 1,482,306
NexPoint Diversified Real Estate Trust ...... 408,108 2,118,081
149,794,732
Diversified Telecommunication Services — 0.7%
ATN International, Inc. ................. 94,531 2,504,126
IDT Corp. , Class B .................... 21,695 1,261,781
Liberty Capital Corp. , Class A
(a) (b)
.......... 31,353 686,631
Liberty Capital Corp. , Class C, NVS
(a) (b)
...... 297,143 6,406,403
Liberty Latin America Ltd. , Class A
(a)
........ 77,694 609,121
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 330,983 2,578,357
Lumen Technologies, Inc.
(a) (b)
............. 9,048,320 69,491,098
Shenandoah Telecommunications Co. ....... 464,437 7,003,710
Uniti Group, Inc.
(b)
.................... 489,299 5,612,260
96,153,487
Electric Utilities — 1.4%
Genie Energy Ltd. , Class B .............. 196,858 2,844,598
Hawaiian Electric Industries, Inc.
(a) (b)
........ 1,544,030 20,890,726
MGE Energy, Inc. ..................... 353,384 28,814,931
Otter Tail Corp. ...................... 366,808 33,005,384
Portland General Electric Co. ............. 1,100,588 57,043,476
TXNM Energy, Inc. .................... 959,249 54,466,158
197,065,273
Electrical Equipment — 0.8%
Array Technologies, Inc.
(a) (b)
.............. 1,022,422 7,576,147
Atkore, Inc. ......................... 320,219 24,349,453
Babcock & Wilcox Enterprises, Inc.
(a)
........ 1,179,142 16,625,902
EnerSys
(b)
.......................... 22,898 5,354,011
FuelCell Energy, Inc.
(a) (b)
................ 504,428 18,164,452
GrafTech International Ltd.
(a) (b)
............ 62,456 369,115
Hyliion Holdings Corp.
(a) (b)
............... 1,156,178 6,023,688
LSI Industries, Inc. .................... 57,466 1,527,446
NANO Nuclear Energy, Inc.
(a) (b)
............ 402,545 8,509,801
Net Power, Inc. , Class A
(a) (b)
.............. 355,521 593,720
Power Solutions International, Inc.
(a) (b)
....... 6,943 270,013
SES AI Corp. , Class A
(a) (b)
............... 2,171,918 2,085,476
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 96,488 955,231

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Sunrun, Inc.
(a)
....................... 2,173,523 $ 29,081,738
121,486,193
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.
(a) (b)
................... 259,876 2,260,921
Benchmark Electronics, Inc. ............. 179,234 17,685,019
Crane NXT Co. ...................... 465,345 23,807,050
CTS Corp. ......................... 70,107 4,570,275
ePlus, Inc. ......................... 251,110 20,899,885
Forward Industries, Inc.
(a) (b)
.............. 597,561 2,521,708
Insight Enterprises, Inc.
(a)
............... 269,691 32,848,364
Itron, Inc.
(a)
......................... 414,521 35,868,502
Kimball Electronics, Inc.
(a) (b)
.............. 224,171 5,738,778
Knowles Corp.
(a)
..................... 50,556 2,097,063
Methode Electronics, Inc. ............... 318,031 6,033,048
Mirion Technologies, Inc. , Class A
(a) (b)
....... 298,786 5,357,233
Motomova, Inc.
(a) (c)
.................... 19,086 —
PC Connection, Inc. ................... 111,019 8,103,277
Powerfleet, Inc.
(a) (b)
.................... 1,206,432 4,620,635
Richardson Electronics Ltd. .............. 117,313 2,230,120
Rogers Corp.
(a)
...................... 168,473 27,584,084
ScanSource, Inc.
(a) (b)
................... 212,704 11,079,751
SmartRent, Inc. , Class A
(a) (b)
.............. 1,536,423 1,828,343
Vishay Intertechnology, Inc. .............. 1,146,425 61,654,737
Vishay Precision Group, Inc.
(a) (b)
........... 50,976 7,641,812
284,430,605
Energy Equipment & Services — 1.7%
Atlas Energy Solutions, Inc. .............. 775,433 12,879,942
Borr Drilling Ltd.
(a) (b)
................... 515,790 2,130,213
Bristow Group, Inc. , Class A ............. 248,139 10,253,104
Core Laboratories, Inc. ................. 438,832 5,112,393
Expro Group Holdings NV
(a) (b)
............. 766,959 11,327,984
Forum Energy Technologies, Inc.
(a) (b)
........ 57,838 2,905,203
Helix Energy Solutions Group, Inc.
(a)
........ 983,184 8,593,028
Helmerich & Payne, Inc. ................ 625,004 20,462,631
HMH Holding, Inc. , Class A
(a)
............. 92,242 1,728,615
Innovex International, Inc.
(a)
.............. 360,249 8,934,175
Liberty Energy, Inc. , Class A ............. 140,130 3,670,005
Nabors Industries Ltd.
(a) (b)
............... 133,424 11,208,950
Natural Gas Services Group, Inc. .......... 18,329 790,713
Noble Corp. plc ...................... 79,524 2,966,245
Oceaneering International, Inc.
(a) (b)
......... 80,517 3,262,549
Oil States International, Inc.
(a) (b)
........... 520,048 4,165,585
Patterson-UTI Energy, Inc. .............. 3,286,047 30,165,911
ProFrac Holding Corp. , Class A
(a) (b)
......... 262,065 1,522,598
Ranger Energy Services, Inc. , Class A ....... 176,611 2,827,542
RPC, Inc. .......................... 944,128 5,504,266
SEACOR Marine Holdings, Inc.
(a) (b)
......... 189,777 1,451,794
Seadrill Ltd.
(a)
....................... 589,109 22,280,102
Smart Sand, Inc. ..................... 244,150 1,223,192
Transocean Ltd.
(a) (b)
................... 9,190,524 44,941,662
Valaris Ltd.
(a)
........................ 444,164 32,246,306
252,554,708
Entertainment — 0.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 5,788,520 10,998,188
CuriosityStream, Inc. , Class A ............ 50,630 134,676
Marcus Corp. (The) ................... 91,472 2,145,933
Playtika Holding Corp. ................. 425,686 1,583,552
Reservoir Media, Inc.
(a)
................. 174,071 1,721,562
Sphere Entertainment Co. , Class A
(a) (b)
....... 258,232 44,681,883
Starz Entertainment Corp.
(a) (b)
............. 108,314 3,125,942
64,391,736
Security
Shares
Shares Value
Financial Services — 2.9%
Acacia Research Corp.
(a) (b)
............... 321,955 $ 1,500,310
Alerus Financial Corp. ................. 233,092 7,249,161
Bladex, Inc. , Class E .................. 255,979 15,735,029
Burford Capital Ltd. ................... 687,658 2,819,398
Cannae Holdings, Inc. ................. 388,624 5,596,186
Cass Information Systems, Inc. ........... 13,390 687,175
Compass Diversified Holdings
(a)
........... 359,011 3,827,057
Enact Holdings, Inc. ................... 270,557 12,367,160
Essent Group Ltd. .................... 855,928 55,019,052
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 80,478 16,036,851
Finance of America Cos., Inc. , Class A
(a) (b)
.... 44,176 1,215,724
Flywire Corp.
(a) (b)
..................... 81,821 1,437,595
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 1,209,506 47,231,209
Jackson Financial, Inc. , Class A ........... 575,203 58,895,035
loanDepot, Inc. , Class A
(a) (b)
.............. 1,163,183 1,453,979
Merchants Bancorp ................... 161,370 8,068,500
NewtekOne, Inc. ..................... 268,267 3,973,034
NMI Holdings, Inc. , Class A
(a)
............. 729,055 29,956,870
Onity Group, Inc.
(a)
.................... 68,561 2,725,300
Pagseguro Digital Ltd. , Class A ........... 1,578,592 14,286,258
Paysafe Ltd.
(a) (b)
...................... 231,461 1,729,014
PennyMac Financial Services, Inc. ......... 282,199 24,579,533
Priority Technology Holdings, Inc.
(a)
......... 33,360 222,511
Radian Group, Inc. .................... 1,285,065 48,408,399
Repay Holdings Corp. , Class A
(a) (b)
......... 633,077 2,658,923
Security National Financial Corp. , Class A
(a) (b)
.. 176,468 1,709,975
StoneCo Ltd. , Class A .................. 1,921,353 20,827,466
Velocity Financial, Inc.
(a) (b)
............... 127,911 2,361,237
Walker & Dunlop, Inc. .................. 323,744 17,708,797
Waterstone Financial, Inc. ............... 160,181 3,320,552
413,607,290
Food Products — 0.9%
Alico, Inc.
(b)
......................... 38,740 1,602,674
B&G Foods, Inc. ..................... 743,815 2,960,384
BRC, Inc. , Class A
(a)
................... 662,053 734,879
Cal-Maine Foods, Inc. .................. 408,127 32,878,711
Del Monte Corp. ..................... 313,730 8,756,204
Dole plc ........................... 764,460 10,488,391
Flowers Foods, Inc. ................... 1,778,531 14,050,395
J & J Snack Foods Corp. ................ 143,878 10,567,839
John B Sanfilippo & Son, Inc. ............. 67,780 5,828,402
Limoneira Co. ....................... 167,745 2,202,492
Marzetti Co. (The) .................... 14,447 1,649,270
Mission Produce, Inc.
(a) (b)
................ 530,858 6,258,816
Once Upon a Farm PBC
(a) (b)
.............. 117,201 2,400,276
Seneca Foods Corp. , Class A
(a) (b)
.......... 42,118 7,326,005
Simply Good Foods Co. (The)
(a)
........... 758,344 10,070,808
Utz Brands, Inc. , Class A ................ 677,294 5,215,164
Vital Farms, Inc.
(a)
.................... 324,446 3,773,307
Westrock Coffee Co.
(a)
................. 16,301 132,201
126,896,218
Gas Utilities — 2.1%
Brookfield Infrastructure Corp. , Class A ...... 1,166,353 44,904,591
Chesapeake Utilities Corp. .............. 227,730 27,892,370
New Jersey Resources Corp. ............. 960,221 53,810,785
Northwest Natural Holding Co. ............ 402,527 19,747,975
ONE Gas, Inc. ....................... 599,629 46,213,407
RGC Resources, Inc. .................. 74,258 1,774,766
Southwest Gas Holdings, Inc. ............ 690,101 61,198,157
Spire, Inc. .......................... 549,070 42,876,876
298,418,927

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.7%
ArcBest Corp. ....................... 78,317 $ 11,241,622
Covenant Logistics Group, Inc. , Class A
(b)
.... 19,967 882,142
Heartland Express, Inc. ................. 366,931 5,584,690
Hertz Global Holdings, Inc.
(a) (b)
............ 1,124,916 2,547,935
Marten Transport Ltd. .................. 560,860 9,730,921
PAMT Corp.
(a) (b)
...................... 47,767 669,216
Proficient Auto Logistics, Inc.
(a) (b)
........... 228,187 1,553,953
RXO, Inc.
(a) (b)
........................ 1,482,530 40,903,003
Universal Logistics Holdings, Inc. .......... 61,537 910,748
Werner Enterprises, Inc. ................ 478,866 20,883,346
94,907,576
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.
(a)
....................... 10,522 2,713
Acme United Corp.
(b)
.................. 30,237 1,442,910
AngioDynamics, Inc.
(a)
................. 259,345 3,374,078
Anteris Technologies Global Corp.
(a) (b)
....... 749,544 7,383,008
Avanos Medical, Inc.
(a)
................. 418,483 10,411,857
Beta Bionics, Inc.
(a) (b)
.................. 375,841 5,889,429
Carlsmed, Inc.
(a) (b)
.................... 41,449 430,241
CONMED Corp. ...................... 277,674 9,088,270
Delcath Systems, Inc.
(a)
................. 228,234 2,873,466
DENTSPLY SIRONA, Inc. ............... 1,903,075 20,191,626
Embecta Corp. ...................... 535,689 1,746,346
Enovis Corp.
(a) (b)
...................... 523,562 10,837,733
Haemonetics Corp.
(a) (b)
................. 24,298 1,822,350
ICU Medical, Inc.
(a)
.................... 229,769 33,684,135
Inogen, Inc.
(a) (b)
...................... 217,747 1,404,468
Inspire Medical Systems, Inc.
(a) (b)
.......... 30,030 1,339,638
Integer Holdings Corp.
(a)
................ 318,965 29,807,279
Integra LifeSciences Holdings Corp.
(a)
....... 633,007 11,368,806
LivaNova plc
(a) (b)
...................... 411,830 33,864,781
Merit Medical Systems, Inc.
(a)
............. 497,255 34,479,662
MiniMed Group, Inc.
(a) (b)
................. 266,816 3,988,899
Neogen Corp.
(a)
...................... 2,051,214 18,440,414
Novocure Ltd.
(a)
...................... 74,208 1,124,251
Omnicell, Inc.
(a)
...................... 425,411 17,663,065
OraSure Technologies, Inc.
(a)
............. 597,031 2,662,758
Orthofix Medical, Inc.
(a)
................. 346,685 3,168,701
OrthoPediatrics Corp.
(a) (b)
................ 117,121 2,240,525
QuidelOrtho Corp.
(a) (b)
.................. 633,737 11,099,904
RxSight, Inc.
(a) (b)
...................... 333,223 1,606,135
Shoulder Innovations, Inc.
(a) (b)
............. 87,235 1,769,126
STAAR Surgical Co.
(a) (b)
................. 32,778 940,401
Strive, Inc. , Class A
(a) (b)
................. 610,685 6,662,573
Tactile Systems Technology, Inc.
(a) (b)
........ 31,300 932,114
Utah Medical Products, Inc. .............. 28,231 1,947,374
Varex Imaging Corp.
(a)
................. 399,098 4,162,592
299,851,628
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.
(a) (b)
............ 867,595 25,620,080
Accendra Health, Inc.
(a) (b)
................ 666,394 2,279,067
AdaptHealth Corp. , Class A
(a)
............. 954,733 9,948,318
Addus HomeCare Corp.
(a) (b)
.............. 170,355 17,115,567
AirSculpt Technologies, Inc.
(a) (b)
........... 41,289 185,801
AMN Healthcare Services, Inc.
(a)
........... 366,035 11,848,553
Ardent Health, Inc.
(a) (b)
.................. 229,216 2,255,485
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 124,934 1,070,684
Brookdale Senior Living, Inc.
(a) (b)
........... 2,225,859 35,814,071
Castle Biosciences, Inc.
(a)
............... 276,777 6,601,131
Community Health Systems, Inc.
(a) (b)
........ 1,222,190 4,082,115
Cross Country Healthcare, Inc.
(a)
.......... 291,267 3,847,637
Fulgent Genetics, Inc.
(a) (b)
............... 177,473 3,641,746
Lumexa Imaging Holdings, Inc.
(a) (b)
......... 166,434 1,877,376
Security
Shares
Shares Value
Health Care Providers & Services (continued)
National HealthCare Corp. ............... 84,360 $ 17,830,330
NeoGenomics, Inc.
(a) (b)
................. 1,105,920 16,135,373
Oncology Institute, Inc. (The)
(a)
............ 149,535 811,975
OPKO Health, Inc.
(a) (b)
.................. 3,801,700 5,702,550
Option Care Health, Inc.
(a)
............... 270,881 5,680,375
Pediatrix Medical Group, Inc.
(a) (b)
........... 770,830 19,525,124
SBC Medical Group Holdings, Inc.
(a) (b)
....... 171,367 527,810
Sonida Senior Living, Inc.
(a) (b)
............. 267,976 10,933,421
Strata Critical Medical, Inc.
(a) (b)
............ 635,580 3,349,507
Surgery Partners, Inc.
(a) (b)
............... 733,210 12,317,928
US Physical Therapy, Inc. ............... 46,215 3,174,046
222,176,070
Health Care REITs — 1.5%
CareTrust REIT, Inc. ................... 2,114,219 85,308,737
Chiron Real Estate, Inc. ................ 119,650 4,489,268
Community Healthcare Trust, Inc. .......... 255,988 4,679,461
Diversified Healthcare Trust .............. 2,075,896 19,305,833
LTC Properties, Inc. ................... 469,500 18,052,275
National Health Investors, Inc. ............ 456,155 34,786,380
National Healthcare Properties, Inc.
(a)
....... 424,930 6,225,224
Sabra Health Care REIT, Inc. ............. 2,397,803 46,781,136
Strawberry Fields REIT, Inc. ............. 9,792 134,640
Universal Health Realty Income Trust ....... 12,317 540,224
220,303,178
Health Care Technology — 0.4%
Certara, Inc.
(a) (b)
...................... 1,093,076 7,159,648
Claritev Corp. , Class A
(a)
................ 67,391 2,298,707
Evolent Health, Inc. , Class A
(a) (b)
........... 683,316 3,703,573
HealthStream, Inc. .................... 222,239 6,056,013
LifeMD, Inc.
(a) (b)
...................... 81,654 337,231
Phreesia, Inc.
(a)
...................... 91,431 940,825
Simulations Plus, Inc.
(a)
................. 43,784 801,685
Teladoc Health, Inc.
(a) (b)
................. 1,695,856 14,380,859
TruBridge, Inc.
(a)
..................... 96,859 2,538,674
Waystar Holding Corp.
(a) (b)
............... 1,046,206 21,478,609
59,695,824
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc. .............. 2,077,516 34,923,044
Braemar Hotels & Resorts, Inc. ........... 607,965 1,313,205
Chatham Lodging Trust ................. 405,693 5,367,318
DiamondRock Hospitality Co. ............. 719,703 8,765,983
Park Hotels & Resorts, Inc. .............. 1,759,713 25,075,910
Pebblebrook Hotel Trust ................ 978,230 18,987,444
RLJ Lodging Trust .................... 1,169,100 13,853,835
Service Properties Trust ................ 5,424,877 9,168,042
Summit Hotel Properties, Inc. ............. 966,426 6,774,646
Sunstone Hotel Investors, Inc. ............ 671,371 7,687,198
Xenia Hotels & Resorts, Inc. ............. 740,984 15,086,434
147,003,059
Hotels, Restaurants & Leisure — 1.6%
Bally's Corp.
(a) (b)
...................... 87,216 1,195,731
Biglari Holdings, Inc. , Class A
(a) (b)
.......... 527 1,109,166
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 6,481 2,761,101
BJ's Restaurants, Inc.
(a) (b)
............... 53,132 3,226,972
Bloomin' Brands, Inc. .................. 806,580 7,372,141
Brightstar Lottery plc .................. 725,377 7,776,041
Cracker Barrel Old Country Store, Inc. ....... 211,720 11,284,676
Dine Brands Global, Inc.
(b)
............... 100,194 3,596,965
El Pollo Loco Holdings, Inc.
(a)
............. 261,049 4,427,391
First Watch Restaurant Group, Inc.
(a)
........ 563,659 7,265,565
Genius Sports Ltd.
(a) (b)
.................. 1,729,766 10,482,382

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Global Business Travel Group I
(a) (b)
......... 1,105,009 $ 10,376,035
Inspired Entertainment, Inc.
(a)
............. 22,374 184,585
Jack in the Box, Inc.
(a) (b)
................. 146,826 2,321,319
Krispy Kreme, Inc.
(a)
................... 747,468 2,638,562
Life Time Group Holdings, Inc.
(a)
........... 1,286,352 52,534,616
Marriott Vacations Worldwide Corp. ......... 263,309 26,825,921
Nathan's Famous, Inc. ................. 13,377 1,359,103
Papa John's International, Inc. ............ 283,924 10,439,885
Penn Entertainment, Inc.
(a)
............... 1,201,619 25,666,582
Portillo's, Inc. , Class A
(a) (b)
............... 573,547 2,718,613
Pursuit Attractions & Hospitality, Inc.
(a)
....... 188,928 10,574,300
RCI Hospitality Holdings, Inc. ............. 62,847 1,716,980
Sabre Corp.
(a) (b)
...................... 2,346,108 4,903,366
Serve Robotics, Inc.
(a) (b)
................. 485,724 3,196,064
Sharplink, Inc.
(a) (b)
..................... 1,789,401 8,589,125
Sweetgreen, Inc. , Class A
(a) (b)
............. 397,898 3,505,481
Target Hospitality Corp.
(a) (b)
.............. 99,364 2,023,051
Venu Holding Corp.
(a)
.................. 411,121 933,245
Wendy's Co. (The)
(b)
................... 66,986 555,314
231,560,278
Household Durables — 2.5%
Beazer Homes USA, Inc.
(a)
.............. 225,540 6,326,397
Century Communities, Inc. .............. 240,315 17,220,973
Champion Homes, Inc.
(a)
................ 293,447 25,858,550
Cricut, Inc. , Class A ................... 570,854 2,506,049
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 242,618 4,187,587
Ethan Allen Interiors, Inc. ............... 223,627 4,995,827
Flexsteel Industries, Inc. ................ 29,157 2,171,613
Green Brick Partners, Inc.
(a)
.............. 285,058 22,816,042
Hamilton Beach Brands Holding Co. , Class A .. 66,050 1,521,131
Helen of Troy Ltd.
(a) (b)
.................. 214,743 6,242,579
Hovnanian Enterprises, Inc. , Class A
(a)
....... 43,882 6,249,236
KB Home .......................... 574,659 35,967,907
La-Z-Boy, Inc. ....................... 380,069 15,248,368
Legacy Housing Corp.
(a) (b)
............... 70,319 1,847,280
Leggett & Platt, Inc. ................... 1,285,652 15,054,985
LGI Homes, Inc.
(a)
.................... 190,589 12,136,708
Lifetime Brands, Inc. ................... 105,525 900,128
Lovesac Co. (The)
(a) (b)
.................. 38,645 644,985
M/I Homes, Inc.
(a)
..................... 240,907 38,735,437
Meritage Homes Corp. ................. 620,812 52,055,086
Newell Brands, Inc. ................... 4,008,551 24,612,503
Sonos, Inc.
(a) (b)
....................... 58,128 786,472
Taylor Morrison Home Corp. , Class A
(a)
...... 878,466 63,021,151
XMAX, Inc.
(a) (b)
....................... 54,568 496,023
361,603,017
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 78,108 3,463,309
Central Garden & Pet Co. , Class A, NVS
(a)
.... 471,668 18,286,568
Energizer Holdings, Inc. ................ 102,166 2,190,439
Oil-Dri Corp. of America ................ 15,187 1,552,263
Spectrum Brands Holdings, Inc. ........... 212,806 18,248,115
43,740,694
Independent Power and Renewable Electricity Producers — 0.4%
Montauk Renewables, Inc.
(a) (b)
............ 482,198 752,229
Ormat Technologies, Inc. ................ 535,716 58,339,472
59,091,701
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A
(b)
........ 396,290 11,829,257
Industrial REITs — 0.8%
Industrial Logistics Properties Trust ......... 530,190 4,702,785
Innovative Industrial Properties, Inc. ........ 271,260 16,812,695
Security
Shares
Shares Value
Industrial REITs (continued)
LXP Industrial Trust ................... 556,937 $ 30,007,766
One Liberty Properties, Inc. .............. 181,496 4,432,132
Terreno Realty Corp. .................. 997,010 64,576,338
120,531,716
Insurance — 2.8%
Abacus Global Management, Inc. .......... 97,262 1,041,676
Accelerant Holdings , Class A
(a) (b)
........... 47,834 560,615
American Coastal Insurance Corp. ......... 287,558 3,191,894
American Integrity Insurance Group, Inc. ..... 121,540 2,288,598
AMERISAFE, Inc. .................... 192,211 6,502,498
Ategrity Specialty Holdings LLC
(a)
.......... 91,340 2,195,814
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 174,170 5,212,908
Citizens, Inc. , Class A
(a) (b)
............... 465,735 2,673,319
CNO Financial Group, Inc. ............... 874,779 44,596,233
Crawford & Co. , Class A, NVS ............ 83,522 941,293
Donegal Group, Inc. , Class A ............. 196,524 3,706,443
Employers Holdings, Inc. ................ 159,350 8,043,988
F&G Annuities & Life, Inc. ............... 297,597 7,913,104
Genworth Financial, Inc. , Class A
(a)
......... 3,345,176 31,678,817
Goosehead Insurance, Inc. , Class A
(a)
....... 195,966 9,504,351
Greenlight Capital Re Ltd. , Class A
(a)
........ 260,074 4,207,997
Hamilton Insurance Group Ltd. , Class B ..... 452,038 15,342,170
HCI Group, Inc. ...................... 105,895 18,558,099
Heritage Insurance Holdings, Inc.
(a)
......... 232,378 6,060,418
Hippo Holdings, Inc.
(a)
.................. 192,340 5,435,528
Horace Mann Educators Corp. ............ 353,091 18,237,150
Investors Title Co. .................... 14,243 3,898,024
James River Group Holdings, Inc.
(b)
........ 428,735 1,886,434
Kemper Corp. ....................... 444,251 11,977,007
Kestrel Group Ltd.
(a)
................... 640 5,760
Kingstone Cos., Inc. ................... 106,005 2,017,275
MBIA, Inc.
(a)
........................ 458,595 2,990,039
Mercury General Corp. ................. 235,198 25,076,811
Neptune Insurance Holdings, Inc. , Class A
(a) (b)
.. 254,978 8,031,807
NI Holdings, Inc.
(a) (b)
................... 80,398 1,263,053
Octave Specialty Group, Inc.
(a)
............ 369,171 2,303,627
Pelagos Insurance Capital Ltd. ............ 204,147 4,970,979
Safety Insurance Group, Inc. ............. 137,047 10,259,338
Selective Insurance Group, Inc. ........... 571,849 55,475,072
SiriusPoint Ltd.
(a) (b)
.................... 679,229 16,301,496
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 140,539 8,200,451
Slide Insurance Holdings, Inc.
(a) (b)
.......... 625,523 12,116,381
Stewart Information Services Corp. ......... 294,047 19,412,983
Tiptree, Inc. , Class A .................. 235,648 4,222,812
United Fire Group, Inc. ................. 205,778 10,790,998
Universal Insurance Holdings, Inc. ......... 240,161 9,933,059
409,026,319
Interactive Media & Services — 0.6%
Angi, Inc. , Class A
(a) (b)
.................. 299,782 1,783,703
Bumble, Inc. , Class A
(a) (b)
................ 909,335 2,909,872
Cars.com, Inc.
(a) (b)
.................... 422,687 4,624,196
EverQuote, Inc. , Class A
(a)
............... 257,221 6,119,288
fuboTV, Inc. , Class A
(a) (b)
................ 244,899 2,253,071
Nextdoor Holdings, Inc.
(a)
............... 2,162,505 4,908,886
Shutterstock, Inc. ..................... 249,073 3,474,568
Taboola.com Ltd.
(a)
.................... 1,195,017 5,975,085
Teads Holding Co.
(a)
................... 56,456 43,296
TripAdvisor, Inc.
(a) (b)
................... 498,832 6,838,987
Trump Media & Technology Group Corp.
(a) (b)
... 1,510,180 11,688,793
Webtoon Entertainment, Inc.
(a) (b)
........... 201,289 2,298,721
Yelp, Inc. , Class A
(a)
................... 298,635 7,322,530
Ziff Davis, Inc.
(a) (b)
..................... 324,511 16,994,641
ZipRecruiter, Inc. , Class A
(a)
.............. 612,969 2,298,634

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc. , Class A
(a)
...... 2,276,338 $ 6,669,670
86,203,941
IT Services — 0.4%
BigBear.ai Holdings, Inc.
(a) (b)
.............. 3,471,622 12,740,853
CSP, Inc. .......................... 573 4,550
DXC Technology Co.
(a)
................. 1,668,023 14,762,003
Everforth, Inc.
(a) (b)
..................... 379,197 6,776,250
Globant SA
(a) (b)
...................... 400,329 11,585,521
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 594,716 3,377,987
Information Services Group, Inc. ........... 373,581 1,535,418
Rackspace Technology, Inc.
(a) (b)
........... 628,591 4,104,699
Tucows, Inc. , Class A
(a) (b)
................ 52,065 701,316
Unisys Corp.
(a)
....................... 633,054 2,316,978
Whitefiber, Inc.
(a) (b)
.................... 105,748 4,108,310
62,013,885
Leisure Products — 0.5%
American Outdoor Brands, Inc.
(a)
.......... 7,153 83,976
Callaway Golf Co.
(a)
................... 1,317,085 24,748,027
Escalade, Inc. ....................... 80,972 1,520,654
Funko, Inc. , Class A
(a) (b)
................. 400,987 2,357,804
JAKKS Pacific, Inc. ................... 88,680 2,064,470
Johnson Outdoors, Inc. , Class A ........... 59,067 2,719,445
Latham Group, Inc.
(a) (b)
................. 474,656 3,071,024
Malibu Boats, Inc. , Class A
(a) (b)
............ 188,987 5,183,913
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 152,553 3,938,918
Peloton Interactive, Inc. , Class A
(a) (b)
........ 2,364,506 13,974,231
Smith & Wesson Brands, Inc. ............. 414,793 6,238,487
Sturm Ruger & Co., Inc. ................ 130,994 4,958,123
Tron, Inc.
(a)
......................... 585,113 942,032
71,801,104
Life Sciences Tools & Services — 0.5%
(a)
Alamar Biosciences, Inc.
(b)
............... 35,715 967,519
Alpha Teknova, Inc. ................... 79,204 449,879
Azenta, Inc.
(b)
....................... 391,715 9,996,567
BioLife Solutions, Inc. .................. 320,393 9,047,898
Codexis, Inc.
(b)
....................... 129,219 292,035
CryoPort, Inc.
(b)
...................... 456,066 7,160,236
Cytek Biosciences, Inc.
(b)
................ 1,100,354 4,874,568
Fortrea Holdings, Inc. .................. 896,535 15,599,709
Ginkgo Bioworks Holdings, Inc. , Class A
(b)
.... 443,478 4,394,867
Lifecore Biomedical, Inc.
(b)
............... 238,667 1,253,002
Maravai LifeSciences Holdings, Inc. , Class A .. 1,012,055 6,315,223
Nautilus Biotechnology, Inc. .............. 384,773 719,525
OmniAb, Inc.
(b)
....................... 1,014,161 2,494,836
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 52,020 1
Pacific Biosciences of California, Inc.
(b)
...... 206,865 347,533
Personalis, Inc.
(b)
..................... 625,858 8,386,497
Quanterix Corp.
(b)
..................... 389,378 1,682,113
73,982,009
Machinery — 2.8%
3D Systems Corp.
(a) (b)
.................. 1,324,607 4,000,313
Aebi Schmidt Holding AG
(b)
.............. 328,534 4,123,102
AirJoule Technologies Corp. , Class A
(a) (b)
..... 287,262 1,591,431
Alamo Group, Inc. .................... 99,661 16,393,238
Albany International Corp. , Class A ......... 182,792 13,618,004
Astec Industries, Inc. .................. 192,976 11,808,201
Atmus Filtration Technologies, Inc. ......... 66,652 3,398,586
Columbus McKinnon Corp. .............. 279,309 4,225,945
Commercial Vehicle Group, Inc.
(a) (b)
......... 324,680 1,500,022
Douglas Dynamics, Inc. ................ 21,626 1,166,723
Energy Recovery, Inc.
(a)
................ 64,015 577,415
Security
Shares
Shares Value
Machinery (continued)
Enpro, Inc.
(b)
........................ 12,599 $ 4,748,941
Gencor Industries, Inc.
(a)
................ 94,214 1,405,673
Greenbrier Cos., Inc. (The) .............. 292,242 14,322,780
Helios Technologies, Inc. ................ 276,979 24,720,376
Hillman Solutions Corp.
(a) (b)
.............. 1,862,046 15,715,668
Hyster-Yale, Inc. , Class A ............... 114,512 4,014,791
JBT Marel Corp. ..................... 494,379 71,684,955
Kennametal, Inc. ..................... 370,405 12,982,695
L B Foster Co. , Class A
(a) (b)
.............. 89,255 4,031,648
Lindsay Corp. ....................... 95,916 11,874,401
Luxfer Holdings plc ................... 250,068 4,511,227
Manitowoc Co., Inc. (The)
(a) (b)
............. 331,582 4,605,674
Mayville Engineering Co., Inc.
(a) (b)
.......... 141,855 5,313,888
Microvast Holdings, Inc.
(a) (b)
.............. 550,802 644,438
Miller Industries, Inc. .................. 115,294 5,897,288
Palladyne AI Corp.
(a) (b)
.................. 249,720 1,518,298
Park-Ohio Holdings Corp. ............... 92,559 3,558,894
Proto Labs, Inc.
(a)
..................... 224,333 18,285,383
Richtech Robotics, Inc. , Class B
(a) (b)
........ 1,790,453 3,777,856
Tennant Co. ........................ 167,472 14,660,499
Terex Corp. ......................... 1,070,446 77,489,586
Titan International, Inc.
(a)
................ 543,060 4,186,993
Trinity Industries, Inc. .................. 366,397 12,670,008
Twin Disc, Inc. ....................... 107,307 2,489,522
Wabash National Corp. ................. 377,898 5,101,623
Worthington Enterprises, Inc. ............. 194,005 10,429,709
403,045,794
Marine Transportation — 0.5%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 79,335 1,393,122
Costamare, Inc. ...................... 417,181 5,848,878
Genco Shipping & Trading Ltd. ............ 298,647 7,400,473
Matson, Inc. ........................ 283,448 54,487,209
Pangaea Logistics Solutions Ltd. .......... 331,706 2,156,089
Safe Bulkers, Inc. .................... 481,687 3,039,445
74,325,216
Media — 0.6%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 41,873 1,810,589
AMC Global Media, Inc. , Class A
(a)
......... 289,634 2,890,547
Boston Omaha Corp. , Class A
(a) (b)
.......... 202,898 2,767,529
Cable One, Inc.
(a)
..................... 41,935 2,227,168
Clear Channel Outdoor Holdings, Inc.
(a)
...... 3,661,041 8,859,719
DoubleVerify Holdings, Inc.
(a)
............. 234,069 2,537,308
EW Scripps Co. (The) , Class A
(a) (b)
......... 570,631 1,580,648
GD Culture Group Ltd.
(a)
................ 262 536
Gray Media, Inc. ..................... 818,893 3,251,005
Ibotta, Inc. , Class A
(a)
.................. 28,197 963,210
iHeartMedia, Inc. , Class A
(a) (b)
............. 1,118,975 4,800,403
John Wiley & Sons, Inc. , Class A .......... 208,882 10,132,866
Lee Enterprises, Inc.
(a) (b)
................ 51,236 459,075
Magnite, Inc.
(a)
....................... 561,332 10,654,081
National CineMedia, Inc. ................ 677,878 2,575,936
Nexxen International Ltd.
(a) (b)
............. 294,776 2,661,827
Optimum Communications, Inc. , Class A
(a)
.... 2,077,976 3,013,065
PubMatic, Inc. , Class A
(a) (b)
............... 365,576 4,796,357
Scholastic Corp. ..................... 134,928 6,206,688
Sinclair, Inc. , Class A .................. 409,722 5,838,538
Stagwell, Inc. , Class A
(a) (b)
............... 922,341 6,852,994
TechTarget, Inc.
(a) (b)
................... 297,604 1,071,374
85,951,463
Metals & Mining — 1.3%
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 67,820 11,186,231
Caledonia Mining Corp. plc .............. 150,318 2,871,074
Commercial Metals Co. ................. 880,666 55,261,791

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Elemental Royalty Corp.
(b)
............... 322,986 $ 5,639,335
Ferroglobe plc ....................... 1,041,505 3,311,986
Friedman Industries, Inc. ................ 60,583 1,949,561
Ivanhoe Electric, Inc.
(a) (b)
................ 124,511 1,196,551
McEwen, Inc.
(a)
...................... 240,620 4,362,441
Metallus, Inc.
(a)
...................... 340,008 6,354,749
NioCorp Developments Ltd.
(a) (b)
........... 562,226 2,709,929
Ryerson Holding Corp. ................. 426,356 10,492,621
SSR Mining, Inc.
(a) (b)
................... 1,894,920 53,588,338
SunCoke Energy, Inc. .................. 791,502 6,371,591
Tredegar Corp.
(a)
..................... 247,856 1,972,934
Warrior Met Coal, Inc. .................. 64,939 5,270,449
Worthington Steel, Inc. ................. 313,065 10,512,723
183,052,304
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
ACRES Commercial Realty Corp.
(a) (b)
....... 48,922 870,322
Adamas Trust, Inc. .................... 803,237 7,534,363
Angel Oak Mortgage REIT, Inc. ........... 128,357 1,165,482
Apollo Commercial Real Estate Finance, Inc. .. 1,256,354 13,417,861
Arbor Realty Trust, Inc. ................. 1,636,892 8,871,955
Ares Commercial Real Estate Corp. , Class C .. 506,472 2,279,124
ARMOUR Residential REIT, Inc. ........... 1,187,840 20,727,808
Blackstone Mortgage Trust, Inc. , Class A ..... 1,538,578 26,078,897
BrightSpire Capital, Inc. , Class A .......... 1,132,371 6,171,422
Chicago Atlantic Real Estate Finance, Inc. .... 199,575 2,139,444
Chimera Investment Corp. ............... 798,067 10,646,214
Claros Mortgage Trust, Inc.
(a)
............. 813,598 1,911,955
Dynex Capital, Inc. .................... 2,038,065 26,719,032
Ellington Financial, Inc. ................. 1,149,269 15,641,551
Franklin BSP Realty Trust, Inc. ............ 744,368 6,059,155
Invesco Mortgage Capital, Inc. ............ 834,319 6,591,120
KKR Real Estate Finance Trust, Inc. ........ 474,195 3,243,494
Ladder Capital Corp. , Class A ............ 1,060,394 10,550,920
Lument Finance Trust, Inc. .............. 7,815 7,190
MFA Financial, Inc. .................... 735,921 7,131,074
Nexpoint Real Estate Finance, Inc. ......... 75,406 1,168,793
Orchid Island Capital, Inc.
(b)
.............. 1,920,249 13,384,136
PennyMac Mortgage Investment Trust ....... 724,978 8,177,752
Ready Capital Corp. ................... 1,227,313 2,147,798
Redwood Trust, Inc. ................... 1,173,397 5,561,902
Seven Hills Realty Trust ................ 284,939 2,402,036
TPG Mortgage Investment Trust, Inc. ....... 274,570 2,174,594
TPG RE Finance Trust, Inc. .............. 660,910 5,531,817
Two Harbors Investment Corp. ............ 991,422 12,303,547
230,610,758
Multi-Utilities — 0.9%
Avista Corp. ........................ 791,850 32,394,584
Black Hills Corp. ..................... 725,521 53,978,762
Northwestern Energy Group, Inc. .......... 587,653 42,087,708
Unitil Corp. ......................... 165,420 8,715,980
137,177,034
Office REITs — 1.2%
Brandywine Realty Trust ................ 1,672,595 5,302,126
COPT Defense Properties ............... 1,091,179 39,708,004
Douglas Emmett, Inc. .................. 1,342,671 15,843,518
Easterly Government Properties, Inc. , Class A . 428,467 10,681,682
Empire State Realty Trust, Inc. , Class A ...... 1,266,823 6,853,512
Highwoods Properties, Inc. .............. 1,038,609 31,324,447
Hudson Pacific Properties, Inc.
(a)
.......... 496,802 7,546,422
JBG SMITH Properties ................. 566,765 8,314,443
NET Lease Office Properties ............. 150,840 1,678,849
Orion Properties, Inc. .................. 498,839 1,441,645
Piedmont Realty Trust, Inc. , Class A
(a)
....... 1,174,279 10,744,653
Security
Shares
Shares Value
Office REITs (continued)
Postal Realty Trust, Inc. , Class A .......... 248,815 $ 6,130,802
SL Green Realty Corp. ................. 677,282 35,062,889
180,632,992
Oil, Gas & Consumable Fuels — 4.7%
Aemetis, Inc.
(a) (b)
..................... 473,514 776,563
American Resources Corp. , Class A
(a) (b)
...... 802,760 1,725,934
Amplify Energy Corp.
(a)
................. 336,306 1,338,498
Ardmore Shipping Corp. ................ 324,633 4,548,108
BKV Corp.
(a) (b)
....................... 75,594 2,068,252
California Resources Corp. .............. 690,969 36,531,531
Calumet, Inc.
(a)
...................... 165,903 5,975,826
Centrus Energy Corp. , Class A
(a) (b)
......... 31,066 5,215,049
Clean Energy Fuels Corp.
(a)
.............. 1,494,203 3,063,116
CNX Resources Corp.
(a) (b)
............... 1,283,523 43,549,935
Comstock Resources, Inc.
(a) (b)
............ 588,470 8,779,972
Comstock, Inc.
(a) (b)
.................... 652,313 2,713,622
Core Natural Resources, Inc. ............. 295,318 23,631,346
Crescent Energy, Inc. , Class A ............ 2,439,362 23,954,535
DHT Holdings, Inc. .................... 298,439 4,933,197
Diversified Energy Co. ................. 644,039 8,926,381
Dorian LPG Ltd. ...................... 218,410 7,596,300
Encore Energy Corp.
(a) (b)
................ 1,621,746 2,124,487
Epsilon Energy Ltd. ................... 183,306 991,685
Evolution Petroleum Corp. ............... 35,908 132,141
Excelerate Energy, Inc. , Class A ........... 213,203 8,099,582
FLEX LNG Ltd. ...................... 251,122 7,046,483
FutureFuel Corp.
(b)
.................... 239,582 1,082,911
Gevo, Inc.
(a) (b)
....................... 1,735,277 2,602,916
Golar LNG Ltd. ...................... 917,413 45,723,864
Granite Ridge Resources, Inc. ............ 138,873 612,430
Green Plains, Inc.
(a) (b)
.................. 650,264 10,001,060
Gulfport Energy Corp.
(a) (b)
............... 29,931 5,079,291
HighPeak Energy, Inc. ................. 207,857 1,452,920
International Seaways, Inc. .............. 390,655 29,920,266
Kinetik Holdings, Inc. , Class A ............ 440,730 21,304,888
Kolibri Global Energy, Inc.
(a) (b)
............. 217,398 1,082,642
Kosmos Energy Ltd.
(a) (b)
................. 5,202,472 10,977,216
Lightbridge Corp.
(a) (b)
................... 254,788 2,239,587
Murphy Oil Corp. ..................... 1,292,783 42,093,014
NACCO Industries, Inc. , Class A ........... 36,608 1,832,230
Navigator Holdings Ltd.
(b)
............... 340,255 6,338,951
New Era Energy & Digital, Inc.
(a)
........... 730,195 4,658,644
NextDecade Corp.
(a)
................... 1,283,215 9,675,441
Nordic American Tankers Ltd. ............ 1,889,094 10,465,581
Northern Oil & Gas, Inc. ................ 968,991 17,587,187
Par Pacific Holdings, Inc.
(a)
.............. 317,523 17,806,690
PBF Energy, Inc. , Class A ............... 923,281 42,027,751
Peabody Energy Corp. ................. 1,151,255 26,617,016
PrimeEnergy Resources Corp.
(a) (b)
.......... 3,982 664,556
REX American Resources Corp.
(a)
......... 30,433 1,374,050
Riley Exploration Permian, Inc. ............ 116,138 3,827,908
Ring Energy, Inc.
(a)
.................... 1,739,559 1,878,724
SandRidge Energy, Inc. ................ 295,881 4,053,570
Scorpio Tankers, Inc. .................. 433,855 30,048,797
SFL Corp. Ltd. , Class B ................ 134,834 1,375,307
SM Energy Co. ...................... 2,156,766 56,291,593
Summit Midstream Corp.
(a)
.............. 73,724 2,099,660
Talos Energy, Inc.
(a)
................... 1,197,091 15,454,445
Teekay Corp. Ltd. .................... 523,082 5,230,820
Teekay Tankers Ltd. , Class A ............. 227,433 14,753,579
VAALCO Energy, Inc. .................. 853,336 4,334,947
Vitesse Energy, Inc. ................... 311,439 4,911,393
W&T Offshore, Inc. .................... 925,236 2,914,493

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Kinect Corp. .................... 420,521 $ 13,851,962
677,970,843
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 149,288 2,340,836
Magnera Corp.
(a)
..................... 306,052 3,596,111
Sylvamo Corp. ...................... 312,406 11,808,947
17,745,894
Passenger Airlines — 0.6%
(a)
Allegiant Travel Co.
(b)
.................. 185,007 21,756,823
flyExclusive, Inc. , Class A
(b)
.............. 169,913 339,826
JetBlue Airways Corp.
(b)
................ 3,201,647 18,345,437
Republic Airways Holdings, Inc.
(b)
.......... 132,227 2,778,089
SkyWest, Inc. ....................... 376,985 37,445,920
Wheels Up Experience, Inc. , Class A
(b)
...... 77,381 694,108
81,360,203
Personal Care Products — 0.4%
BellRing Brands, Inc.
(a) (b)
................ 1,089,384 14,096,629
Coty, Inc. , Class A
(a) (b)
.................. 3,169,493 6,846,105
Edgewell Personal Care Co. ............. 438,525 11,778,781
Herbalife Ltd.
(a) (b)
..................... 912,257 11,996,180
Honest Co., Inc. (The)
(a) (b)
............... 878,606 3,215,698
Nature's Sunshine Products, Inc.
(a)
......... 97,481 2,125,086
Nu Skin Enterprises, Inc. , Class A .......... 494,062 2,608,647
Oddity Tech Ltd. , Class A
(a)
.............. 306,664 4,639,826
Olaplex Holdings, Inc.
(a) (b)
............... 1,317,586 2,701,051
USANA Health Sciences, Inc.
(a) (b)
.......... 94,913 2,026,393
62,034,396
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.
(a) (b)
............. 139,475 737,823
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 1,186,100 20,531,391
Amphastar Pharmaceuticals, Inc.
(a)
......... 301,875 6,091,838
AN2 Therapeutics, Inc.
(a)
................ 194,136 939,618
Aquestive Therapeutics, Inc.
(a) (b)
........... 638,271 2,655,207
Arvinas, Inc.
(a)
....................... 503,635 4,185,207
AtaiBeckley, Inc.
(a) (b)
................... 338,963 1,786,335
Atea Pharmaceuticals, Inc.
(a) (b)
............ 664,891 3,091,743
Avalyn Pharma, Inc.
(a)
.................. 37,610 1,238,121
BioAge Labs, Inc.
(a) (b)
.................. 294,767 7,224,739
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 242,915 3,981,377
CorMedix, Inc.
(a)
...................... 678,722 5,327,968
Esperion Therapeutics, Inc.
(a)
............. 1,471,020 4,648,423
EyePoint, Inc.
(a) (b)
..................... 121,305 1,734,662
Fulcrum Therapeutics, Inc.
(a)
............. 563,936 2,064,006
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 126,241 5,179,668
Innoviva, Inc.
(a)
...................... 702,464 15,952,957
LB Pharmaceuticals, Inc.
(a) (b)
............. 106,737 3,464,149
LENZ Therapeutics, Inc.
(a) (b)
.............. 171,371 973,387
Maze Therapeutics, Inc.
(a) (b)
.............. 53,400 1,593,456
Nektar Therapeutics
(a)
.................. 32,566 2,273,433
Ocular Therapeutix, Inc.
(a)
............... 330,097 3,241,553
Omeros Corp.
(a) (b)
..................... 414,720 3,943,987
Oramed Pharmaceuticals, Inc. ............ 316,411 1,521,937
Pacira BioSciences, Inc.
(a)
............... 337,839 8,570,975
Perrigo Co. plc ...................... 1,312,324 13,635,046
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 330,439 3,585,263
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 441,810 20,884,359
Rapport Therapeutics, Inc.
(a) (b)
............ 17,582 732,642
Septerna, Inc.
(a) (b)
..................... 64,823 2,170,922
SIGA Technologies, Inc. ................ 391,414 1,424,747
SpyGlass Pharma, Inc.
(a)
................ 33,042 735,515
Supernus Pharmaceuticals, Inc.
(a)
.......... 479,282 22,291,406
Theravance Biopharma, Inc.
(a) (b)
........... 57,882 983,994
Security
Shares
Shares Value
Pharmaceuticals (continued)
Third Harmonic Bio, Inc.
(a) (c)
.............. 216,388 $ 2
VeraDermics, Inc.
(a)
................... 59,632 7,331,158
WaVe Life Sciences Ltd.
(a) (b)
.............. 1,200,644 6,975,742
Zevra Therapeutics, Inc.
(a) (b)
.............. 374,543 5,370,947
199,075,703
Professional Services — 1.1%
Asure Software, Inc.
(a) (b)
................. 235,455 1,869,513
Barrett Business Services, Inc. ............ 18,482 656,481
CBIZ, Inc.
(a) (b)
........................ 448,552 14,389,548
Clarivate plc
(a) (b)
...................... 3,334,059 7,201,567
Concentrix Corp. ..................... 395,041 8,850,894
Conduent, Inc.
(a)
..................... 1,433,022 2,092,212
First Advantage Corp.
(a) (b)
............... 198,892 3,590,001
HireQuest, Inc. ...................... 9,921 124,608
IBEX Holdings Ltd.
(a)
................... 29,950 909,581
ICF International, Inc. .................. 170,524 12,424,379
Kelly Services, Inc. , Class A, NVS ......... 281,675 3,458,969
Korn Ferry ......................... 495,656 33,000,776
ManpowerGroup, Inc. .................. 439,883 14,854,849
Maximus, Inc. ....................... 448,409 24,106,468
Mistras Group, Inc.
(a)
.................. 121,937 2,130,239
Skillsoft Corp. , Class A
(a)
................ 436 2,258
TIC Solutions, Inc.
(a) (b)
.................. 1,682,852 13,614,273
TrueBlue, Inc.
(a)
...................... 275,566 1,920,695
Upwork, Inc.
(a)
....................... 806,322 6,740,852
Willdan Group, Inc.
(a) (b)
................. 36,034 2,850,289
154,788,452
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
.......... 13,746 306,123
Compass, Inc. , Class A
(a) (b)
.............. 990,674 12,215,011
Comstock Holding Cos., Inc. , Class A
(a) (b)
..... 17,224 275,412
Cushman & Wakefield Ltd.
(a)
............. 2,161,902 28,947,868
Douglas Elliman, Inc.
(a) (b)
................ 708,810 1,254,594
Forestar Group, Inc.
(a) (b)
................. 182,062 5,762,262
FRP Holdings, Inc.
(a) (b)
.................. 111,545 2,787,510
Marcus & Millichap, Inc. ................ 227,707 7,097,627
Newmark Group, Inc. , Class A ............ 1,402,199 21,187,227
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 1,494,376 6,904,017
RE/MAX Holdings, Inc. , Class A
(a)
.......... 157,788 1,555,790
RMR Group, Inc. (The) , Class A ........... 158,629 3,256,653
Seaport Entertainment Group, Inc.
(a) (b)
....... 74,929 1,993,111
Tejon Ranch Co.
(a) (b)
................... 194,029 3,628,342
Transcontinental Realty Investors, Inc.
(a)
..... 11,730 539,463
97,711,010
Residential REITs — 0.4%
BRT Apartments Corp. ................. 122,429 1,881,733
Centerspace ........................ 158,974 8,932,749
Independence Realty Trust, Inc. ........... 2,231,465 37,243,151
NexPoint Residential Trust, Inc. ........... 219,053 6,115,960
UMH Properties, Inc. .................. 724,264 10,965,357
65,138,950
Retail REITs — 2.3%
Acadia Realty Trust ................... 1,289,895 26,971,704
Curbline Properties Corp. ............... 920,968 27,997,427
FrontView REIT, Inc. ................... 176,126 3,563,029
Getty Realty Corp. .................... 546,782 18,240,648
InvenTrust Properties Corp. .............. 683,045 24,179,793
Kite Realty Group Trust ................. 1,935,521 54,930,086
Macerich Co. (The) ................... 2,667,268 67,188,481
NETSTREIT Corp.
(b)
................... 687,077 14,517,937
Phillips Edison & Co., Inc. ............... 1,196,804 49,810,982
Saul Centers, Inc. .................... 11,133 416,263

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
SITE Centers Corp. ................... 458,201 $ 1,819,058
Tanger, Inc. ......................... 72,667 2,868,167
Urban Edge Properties ................. 1,220,519 27,925,475
Whitestone REIT ..................... 421,671 7,994,882
328,423,932
Semiconductors & Semiconductor Equipment — 0.8%
(a)
Alpha & Omega Semiconductor Ltd. ........ 229,836 10,878,138
Canadian Solar, Inc.
(b)
.................. 454,578 7,282,339
CEVA, Inc.
(b)
........................ 22,963 1,082,935
Cohu, Inc. .......................... 155,308 11,478,814
Diodes, Inc.
(b)
....................... 79,640 8,715,802
GSI Technology, Inc.
(b)
................. 62,136 480,311
inTEST Corp. ....................... 9,036 164,184
Kopin Corp.
(b)
....................... 706,785 3,166,397
Photronics, Inc. ...................... 348,322 11,330,915
QuickLogic Corp. ..................... 54,076 1,079,898
Rigetti Computing, Inc.
(b)
................ 178,874 3,455,846
Synaptics, Inc.
(b)
..................... 331,757 41,214,172
Toyo Co. Ltd.
(b)
...................... 50,299 349,578
Wolfspeed, Inc.
(b)
..................... 268,570 12,958,502
113,637,831
Software — 2.9%
8x8, Inc.
(a)
.......................... 1,192,778 2,039,650
Adeia, Inc. ......................... 96,127 3,165,462
Alarm.com Holdings, Inc.
(a)
.............. 401,611 18,763,266
Arteris, Inc.
(a)
........................ 24,242 1,177,919
Bit Digital, Inc.
(a) (b)
..................... 3,051,317 5,492,371
Bitdeer Technologies Group , Class A
(a) (b)
..... 880,612 13,975,312
Blend Labs, Inc. , Class A
(a) (b)
............. 313,808 536,612
Box, Inc. , Class A
(a)
................... 250,537 6,649,252
C3.ai, Inc. , Class A
(a) (b)
................. 1,307,579 11,885,893
Cerence, Inc.
(a) (b)
..................... 292,284 3,308,655
Cleanspark, Inc.
(a) (b)
................... 2,364,607 34,405,032
Consensus Cloud Solutions, Inc.
(a) (b)
........ 55,920 2,133,348
Core Scientific, Inc.
(a) (b)
................. 379,123 9,701,758
CS Disco, Inc.
(a) (b)
..................... 80,942 305,961
Daily Journal Corp.
(a) (b)
................. 8,974 5,395,079
Digital Turbine, Inc.
(a) (b)
................. 921,725 11,890,252
Domo, Inc. , Class B
(a)
.................. 189,208 592,221
Duos Technologies Group, Inc.
(a) (b)
......... 17,135 205,620
eGain Corp.
(a) (b)
...................... 52,392 330,070
EverCommerce, Inc.
(a) (b)
................ 21,067 211,934
Five9, Inc.
(a) (b)
....................... 720,125 15,353,065
Freshworks, Inc. , Class A
(a)
.............. 1,323,244 13,391,229
Hut 8 Corp.
(a) (b)
...................... 455,902 52,631,606
I3 Verticals, Inc. , Class A
(a) (b)
............. 210,505 4,496,387
Keel Infrastructure Corp.
(a) (b)
.............. 4,083,377 23,438,584
MARA Holdings, Inc.
(a) (b)
................ 3,624,680 50,346,805
Mitek Systems, Inc.
(a) (b)
................. 27,094 545,402
N-able, Inc.
(a)
........................ 631,349 2,317,051
nCino, Inc.
(a)
........................ 67,420 1,102,317
NCR Voyix Corp.
(a) (b)
................... 1,387,218 11,333,571
OneSpan, Inc. ....................... 348,698 5,003,816
PagerDuty, Inc.
(a)
..................... 401,638 3,875,807
PAR Technology Corp.
(a) (b)
............... 388,012 6,759,169
Porch Group, Inc.
(a) (b)
.................. 811,387 12,203,260
Progress Software Corp.
(a)
............... 246,717 8,284,757
Rapid7, Inc.
(a)
....................... 563,097 4,561,086
Rimini Street, Inc.
(a) (b)
.................. 407,515 1,736,014
Riot Platforms, Inc.
(a) (b)
................. 1,125,467 30,815,286
Roadzen, Inc.
(a) (b)
..................... 473,516 691,333
Soluna Holdings, Inc.
(a) (b)
................ 1,050,089 1,417,620
Sprinklr, Inc. , Class A
(a)
................. 926,673 4,781,633
Security
Shares
Shares Value
Software (continued)
Sprout Social, Inc. , Class A
(a) (b)
............ 162,676 $ 1,228,204
SPS Commerce, Inc.
(a)
................. 142,933 8,171,480
Teradata Corp.
(a)
..................... 265,569 9,201,966
Thryv Holdings, Inc.
(a) (b)
................. 296,141 1,166,796
Veritone, Inc.
(a) (b)
..................... 520,093 712,527
Via Transportation, Inc. , Class A
(a) (b)
......... 383,343 6,953,842
Xperi, Inc.
(a) (b)
....................... 445,706 3,668,160
Yext, Inc.
(a)
......................... 624,158 2,914,818
ZenaTech, Inc.
(a) (b)
.................... 7,375 11,063
421,280,321
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 370,112 3,582,684
Four Corners Property Trust, Inc. .......... 1,061,817 26,067,607
Gladstone Land Corp. ................. 348,855 2,975,733
Safehold, Inc. ....................... 543,713 8,536,294
Smartstop Self Storage REIT, Inc. .......... 512,415 16,653,488
57,815,806
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 199,505 694,277
Academy Sports & Outdoors, Inc. .......... 612,722 28,877,588
Advance Auto Parts, Inc. ................ 574,581 35,750,430
American Eagle Outfitters, Inc. ............ 1,483,632 25,518,470
Arhaus, Inc. , Class A .................. 45,577 383,758
Asbury Automotive Group, Inc.
(a) (b)
.......... 185,344 37,268,972
Barnes & Noble Education, Inc.
(a) (b)
......... 149,217 1,874,166
Bed Bath & Beyond, Inc.
(a) (b)
.............. 698,366 4,043,539
Bob's Discount Furniture, Inc.
(a) (b)
.......... 65,175 1,031,069
Caleres, Inc. ........................ 322,768 3,992,640
Camping World Holdings, Inc. , Class A ...... 277,243 2,115,364
Citi Trends, Inc.
(a)
..................... 1,471 85,083
Designer Brands, Inc. , Class A ............ 322,347 1,879,283
Genesco, Inc.
(a)
...................... 87,907 2,968,619
Group 1 Automotive, Inc. ................ 110,258 32,103,822
Haverty Furniture Cos., Inc. .............. 124,683 3,183,157
J Jill, Inc.
(b)
......................... 66,702 1,058,561
Lands' End, Inc.
(a) (b)
................... 89,167 934,470
MarineMax, Inc.
(a)
..................... 183,812 6,731,196
Monro, Inc. ......................... 239,120 4,091,343
National Vision Holdings, Inc.
(a) (b)
.......... 640,269 12,171,514
OneWater Marine, Inc. , Class A
(a) (b)
......... 105,926 1,193,786
Outdoor Holding Co.
(a) (b)
................ 972,596 2,217,519
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
. 824,725 2,243,252
RealReal, Inc. (The)
(a) (b)
................. 748,961 8,830,250
Rent the Runway, Inc. , Class A
(a)
.......... 82,933 261,239
RideNow Group, Inc. , Class B
(a) (b)
.......... 134,888 898,354
Sally Beauty Holdings, Inc.
(a) (b)
............ 905,297 12,800,900
Shoe Station Group, Inc. ................ 179,959 2,668,792
Signet Jewelers Ltd. ................... 372,187 32,082,519
Sonic Automotive, Inc. , Class A ........... 70,341 5,964,213
Stitch Fix, Inc. , Class A
(a)
................ 1,013,918 4,167,203
Torrid Holdings, Inc.
(a) (b)
................. 311,713 582,903
Upbound Group, Inc. .................. 523,511 11,108,903
Urban Outfitters, Inc.
(a)
................. 334,147 23,677,656
Winmark Corp. ...................... 27,417 11,599,584
Zumiez, Inc.
(a) (b)
...................... 123,227 2,193,441
329,247,835
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.
(a) (b)
................ 453,914 4,389,348
Eastman Kodak Co.
(a) (b)
................. 601,703 5,565,753
Immersion Corp. ..................... 283,880 1,921,867
Infleqtion, Inc.
(a) (b)
..................... 518,746 6,909,697
Quantum Computing, Inc.
(a) (b)
............. 1,650,314 16,008,046
Turtle Beach Corp.
(a) (b)
.................. 169,496 2,110,225

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp. .................. 1,136,551 $ 3,557,405
40,462,341
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc. ........................ 338,721 13,941,756
Fossil Group, Inc.
(a) (b)
.................. 470,025 1,945,904
G-III Apparel Group Ltd. ................ 342,664 11,551,203
Movado Group, Inc. ................... 136,706 5,373,913
Oxford Industries, Inc. ................. 109,721 3,825,971
Rocky Brands, Inc. .................... 67,866 2,798,794
Superior Group of Cos., Inc. ............. 106,682 1,399,668
Under Armour, Inc. , Class A
(a) (b)
........... 1,854,301 11,848,983
Under Armour, Inc. , Class C, NVS
(a)
........ 1,740,500 10,825,910
Wolverine World Wide, Inc. .............. 159,232 2,632,105
66,144,207
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 14,202 1,204,471
Universal Corp. ...................... 238,998 12,468,526
13,672,997
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A
(a)
....... 153,226 991,372
BlueLinx Holdings, Inc.
(a)
................ 72,853 4,508,144
Boise Cascade Co. ................... 339,810 26,379,450
Custom Truck One Source, Inc.
(a)
.......... 81,954 967,877
Distribution Solutions Group, Inc.
(a) (b)
........ 7,457 203,949
DNOW, Inc.
(a)
....................... 1,738,925 22,553,857
EVI Industries, Inc. .................... 51,886 766,875
GATX Corp. ........................ 310,913 55,090,674
Herc Holdings, Inc. .................... 34,128 4,891,908
Hudson Technologies, Inc.
(a)
............. 352,817 2,025,170
McGrath RentCorp .................... 205,042 24,816,233
Titan Machinery, Inc.
(a) (b)
................ 202,754 4,282,164
Transcat, Inc.
(a) (b)
..................... 37,854 3,511,716
Willis Lease Finance Corp. .............. 12,091 2,766,421
153,755,810
Water Utilities — 0.5%
American States Water Co. .............. 103,967 8,590,793
California Water Service Group ........... 571,596 27,808,145
Consolidated Water Co. Ltd. ............. 11,067 326,477
Global Water Resources, Inc. ............. 117,404 850,005
H2O America ....................... 331,614 20,152,183
Middlesex Water Co. .................. 166,256 9,336,937
Pure Cycle Corp.
(a) (b)
................... 188,835 2,022,423
York Water Co. (The) .................. 141,205 4,327,933
73,414,896
Wireless Telecommunication Services — 0.3%
KORE Group Holdings, Inc.
(a)
............. 35,000 323,050
Spok Holdings, Inc. ................... 214,458 2,196,050
Telephone & Data Systems, Inc. ........... 946,841 35,042,585
37,561,685
Total Common Stocks — 99 .8%
(Cost: $ 13,590,758,455 ) ............................ 14,398,225,550
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 19,180 9,782
Contra Chinook Therape, CVR ........... 381,225 64,808
Security
Shares
Shares Value
Biotechnology (continued)
Sanofi Aatd, Inc., CVR
(b)
................ 106,185 $ 177,329
251,919
Total Rights — 0.0%
(Cost: $ 68,755 ) ................................. 251,919
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 11,816 98,841
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 98,841
Total Long-Term Investments — 99.8%
(Cost: $ 13,590,827,210 ) ............................ 14,398,576,310
Short-Term Securities
Money Market Funds — 6.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 848,567,011 848,821,581
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 20,936,510 20,936,510
Total Short-Term Securities — 6 .0%
(Cost: $ 869,414,509 ) .............................. 869,758,091
Total Investments — 105 .8%
(Cost: $ 14,460,241,719 ) ............................ 15,268,334,401
Liabilities in Excess of Other Assets — (5.8) % ............. (840,944,121)
Net Assets — 100.0% ...............................
$ 14,427,390,280
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 950,737,188 $ — $ (102,010,450)
(a)
$ (17,308) $ 112,151 $ 848,821,581 848,567,011 $ 1,476,001
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 23,642,004 — (2,705,494)
(a)
— — 20,936,510 20,936,510 311,766 —
$ (17,308) $ 112,151 $ 869,758,091 $ 1,787,767 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 261 09/18/26 $ 39,745 $ 153,076

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,398,225,544 $ — $ 6 $ 14,398,225,550
Rights ................................................ — — 251,919 251,919
Warrants .............................................. — 98,841 — 98,841
Short-Term Securities
Money Market Funds ...................................... 869,758,091 — — 869,758,091
$ 15,267,983,635 $ 98,841 $ 251,925 $ 15,268,334,401
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 153,076 $ — $ — $ 153,076
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust